A u d i t e d   F i n a n c i a l   S t a t e m e n t s

John Hancock Life Insurance Company of New York Separate Account A

December 31, 2021

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John Hancock Life Insurance Company of New York

Separate Account A

Audited Financial Statements

December 31, 2021

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company of New York and Contract Owners of
John Hancock Life Insurance Company of New York Separate Account A

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company of New York Separate Account A (the “Separate Account”) as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1996.

Boston, Massachusetts

March 30, 2022

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company of New York Separate Account A

500 Index Fund Series I	International Equity Index Series I
500 Index Fund Series II	International Equity Index Series II
500 Index Fund Series NAV	International Equity Index Series NAV
Active Bond Trust Series I	International Small Company Trust Series I
Active Bond Trust Series II	International Small Company Trust Series II
American Asset Allocation Trust Series I	Investment Quality Bond Trust Series I
American Asset Allocation Trust Series II	Investment Quality Bond Trust Series II
American Global Growth Trust Series II	Lifestyle Balanced Portfolio Series I
American Global Growth Trust Series III	Lifestyle Balanced Portfolio Series II
American Growth Trust Series II	Lifestyle Conservative Portfolio Series I
American Growth Trust Series III	Lifestyle Conservative Portfolio Series II
American Growth-Income Trust Series I	Lifestyle Growth Portfolio Series I
American Growth-Income Trust Series II	Lifestyle Growth Portfolio Series II
American Growth-Income Trust Series III	Lifestyle Growth Portfolio Series NAV
American International Trust Series II	Lifestyle Moderate Portfolio Series I
American International Trust Series III	Lifestyle Moderate Portfolio Series II
Blue Chip Growth Trust Series I	Managed Volatility Balanced Portfolio Series I
Blue Chip Growth Trust Series II	Managed Volatility Balanced Portfolio Series II
Capital Appreciation Trust Series I	Managed Volatility Conservative Portfolio Series I
Capital Appreciation Trust Series II	Managed Volatility Conservative Portfolio Series II
Capital Appreciation Value Trust Series II	Managed Volatility Growth Portfolio Series I
Core Bond Trust Series I	Managed Volatility Growth Portfolio Series II
Core Bond Trust Series II	Managed Volatility Moderate Portfolio Series I
Disciplined Value International Trust Series I	Managed Volatility Moderate Portfolio Series II
Disciplined Value International Trust Series II	Mid Cap Growth Trust Series I
DWS Equity 500 Index	Mid Cap Growth Trust Series II
Emerging Markets Value Trust Series II	Mid Cap Index Trust Series I
Equity Income Trust Series I	Mid Cap Index Trust Series II
Equity Income Trust Series II	Mid Value Trust Series I
Financial Industries Trust Series I	Mid Value Trust Series II
Financial Industries Trust Series II	Money Market Trust Series I
Fundamental All Cap Core Trust Series II	Money Market Trust Series II
Fundamental Large Cap Value Trust Series I	Money Market Trust Series NAV
Fundamental Large Cap Value Trust Series II	Opportunistic Fixed Income Trust Series I
Global Equity Trust Series I	Opportunistic Fixed Income Trust Series II
Global Equity Trust Series II	PIMCO All Asset
Health Sciences Trust Series I	Real Estate Securities Trust Series I
Health Sciences Trust Series II	Real Estate Securities Trust Series II
High Yield Trust Series I	Science & Technology Trust Series I
High Yield Trust Series II	Science & Technology Trust Series II

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company of New York Separate Account A

Select Bond Trust Series I	Small Company Value Trust Series I
Select Bond Trust Series II	Small Company Value Trust Series II
Short Term Government Income Trust Series I	Strategic Income Opportunities Trust Series I
Short Term Government Income Trust Series II	Strategic Income Opportunities Trust Series II
Small Cap Index Trust Series I	Total Bond Market Series Trust NAV
Small Cap Index Trust Series II	Total Bond Market Trust Series II
Small Cap Opportunities Trust Series I	Total Stock Market Index Trust Series I
Small Cap Opportunities Trust Series II	Total Stock Market Index Trust Series II
Small Cap Stock Trust Series II	Ultra Short Term Bond Trust Series II
Small Cap Value Trust Series II

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

						American Asset
	500 Index Fund	500 Index Fund	500 Index Fund	Active Bond Trust	Active Bond Trust	Allocation Trust
	Series I	Series II	Series NAV	Series I	Series II	Series I
Total Assets
Investments at fair value	$16,646,561	$18,985,961	$6,507,800	$1,057,810	$20,399,191	$6,031,437

Units outstanding	383,309	451,307	155,274	47,853	983,685	213,883
Unit value	$43.43	$42.07	$41.91	$22.11	$20.74	$28.20

Shares	317,440	362,051	124,124	108,050	2,079,428	460,064
Cost	$9,456,618	$12,010,941	$3,178,020	$1,060,156	$20,455,160	$6,014,249

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	American Asset	American Global	American Global			American Growth-
	Allocation Trust	Growth Trust Series	Growth Trust Series	American Growth	American Growth	Income Trust Series
	Series II	II	III	Trust Series II	Trust Series III	I
Total Assets
Investments at fair value	$65,818,412	$10,776,956	$8,502	$100,218,299	$413,417	$7,735,928

Units outstanding	2,413,907	278,617	182	1,193,588	6,592	132,538
Unit value	$27.27	$38.68	$46.71	$83.96	$62.71	$58.37

Shares	5,020,474	501,021	392	3,822,208	15,672	417,031
Cost	$64,813,002	$7,763,443	$5,957	$70,390,454	$288,287	$6,965,098

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	American Growth-	American Growth-	American	American
	Income Trust Series	Income Trust Series	International Trust	International Trust	Blue Chip Growth	Blue Chip Growth
	II	III	Series II	Series III	Trust Series I	Trust Series II
Total Assets
Investments at fair value	$82,738,645	$537,959	$39,888,031	$256,108	$28,130,462	$19,391,518

Units outstanding	1,571,978	12,149	1,190,249	12,473	269,093	263,859
Unit value	$52.63	$44.28	$33.51	$20.53	$104.54	$73.49

Shares	4,484,479	29,047	1,941,968	12,505	686,947	499,267
Cost	$71,362,017	$460,210	$35,938,640	$228,846	$23,011,786	$17,341,504

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

						Disciplined Value
	Capital Appreciation	Capital Appreciation	Capital Appreciation	Core Bond Trust	Core Bond Trust	International Trust
	Trust Series I	Trust Series II	Value Trust Series II	Series I	Series II	Series I
Total Assets
Investments at fair value	$15,700,896	$12,341,295	$19,201,872	$4,941,432	$7,941,352	$3,599,821

Units outstanding	297,232	159,237	516,303	262,354	451,092	154,492
Unit value	$52.82	$77.50	$37.19	$18.83	$17.60	$23.30

Shares	2,099,050	1,965,174	1,374,508	377,209	607,137	250,335
Cost	$12,767,725	$10,374,907	$16,329,107	$5,072,235	$8,128,995	$3,161,437

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Disciplined Value
	International Trust	DWS Equity 500	Emerging Markets	Equity Income Trust	Equity Income Trust	Financial Industries
	Series II	Index	Value Trust Series II	Series I	Series II	Trust Series I
Total Assets
Investments at fair value	$5,459,372	$3,070,909	$3,871,154	$22,537,214	$18,460,399	$864,745

Units outstanding	217,117	42,151	288,514	292,856	481,438	25,230
Unit value	$25.14	$72.85	$13.42	$76.96	$38.34	$34.27

Shares	379,915	101,585	368,331	1,355,214	1,117,458	52,793
Cost	$4,780,393	$1,922,968	$3,624,996	$20,887,327	$16,462,093	$703,147

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

		Fundamental All	Fundamental Large	Fundamental Large
	Financial Industries	Cap Core Trust	Cap Value Trust	Cap Value Trust	Global Equity Trust	Global Equity Trust
	Trust Series II	Series II	Series I	Series II	Series I (a)	Series II (b)

Total Assets
Investments at fair value	$3,313,756	$6,933,678	$23,497,749	$24,499,142	$6,607,449	$5,151,475

Units outstanding	92,701	93,481	516,255	598,338	140,718	185,286
Unit value	$35.75	$74.17	$45.52	$40.95	$46.96	$27.80

Shares	204,427	191,327	812,790	840,739	260,752	204,667
Cost	$2,748,838	$4,100,542	$15,850,062	$16,681,885	$4,515,567	$4,008,233

(a)	Renamed on April 1, 2021. Previously known as Global Trust Series I.

(b)	Renamed on April 1, 2021. Previously known as Global Trust Series II.

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Health Sciences	Health Sciences	High Yield Trust	High Yield Trust	International Equity	International Equity
	Trust Series I	Trust Series II	Series I	Series II	Index Series I	Index Series II

Total Assets
Investments at fair value	$4,221,809	$9,737,384	$1,252,372	$3,812,168	$742,603	$4,182,688

Units outstanding	35,721	83,344	46,655	137,811	37,813	217,643
Unit value	$118.19	$116.83	$26.84	$27.66	$19.64	$19.22

Shares	134,925	350,770	236,297	699,480	36,672	206,349
Cost	$3,560,106	$8,454,014	$1,259,602	$3,766,738	$633,365	$3,583,731

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

		International Small	International Small
	International Equity	Company Trust	Company Trust	Investment Quality	Investment Quality	Lifestyle Balanced
	Index Series NAV	Series I	Series II	Bond Trust Series I	Bond Trust Series II	Portfolio Series I

Total Assets
Investments at fair value	$1,056,177	$1,346,050	$2,923,887	$2,063,763	$13,282,788	$7,361,248

Units outstanding	67,896	51,455	116,643	62,271	649,587	369,896
Unit value	$15.56	$26.16	$25.07	$33.14	$20.45	$19.90

Shares	52,183	83,710	182,174	179,458	1,154,022	438,430
Cost	$874,322	$1,073,339	$2,235,161	$2,064,242	$13,331,768	$6,365,027

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

		Lifestyle	Lifestyle			Lifestyle Growth
	Lifestyle Balanced	Conservative	Conservative	Lifestyle Growth	Lifestyle Growth	Portfolio Series
	Portfolio Series II	Portfolio Series I	Portfolio Series II	Portfolio Series I	Portfolio Series II	NAV
Total Assets
Investments at fair value	$321,979,082	$2,558,226	$54,912,727	$11,774,535	$678,568,115	$133,283

Units outstanding	15,914,929	152,742	3,298,303	530,036	29,673,161	7,386
Unit value	$20.23	$16.75	$16.65	$22.21	$22.87	$18.05

Shares	19,142,633	181,434	3,891,760	634,062	36,501,781	7,181
Cost	$280,094,740	$2,470,009	$52,618,737	$10,200,891	$588,025,632	$118,543

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

			Managed Volatility	Managed Volatility	Managed Volatility	Managed Volatility
	Lifestyle Moderate	Lifestyle Moderate	Balanced Portfolio	Balanced Portfolio	Conservative	Conservative
	Portfolio Series I	Portfolio Series II	Series I	Series II	Portfolio Series I	Portfolio Series II
Total Assets
Investments at fair value	$2,532,120	$98,040,774	$5,948,378	$165,503,523	$1,210,172	$34,212,888

Units outstanding	135,318	5,165,832	198,239	6,675,678	38,359	1,663,235
Unit value	$18.71	$18.98	$30.01	$24.79	$31.55	$20.57

Shares	160,058	6,185,538	476,633	13,368,621	103,788	2,959,592
Cost	$2,283,912	$88,778,597	$5,977,352	$167,208,911	$1,181,266	$33,845,484

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Managed Volatility	Managed Volatility	Managed Volatility	Managed Volatility
	Growth Portfolio	Growth Portfolio	Moderate Portfolio	Moderate Portfolio	Mid Cap Growth	Mid Cap Growth
	Series I	Series II	Series I	Series II	Trust Series I (c)	Trust Series II (d)
Total Assets
Investments at fair value	$3,849,550	$189,438,567	$2,588,864	$61,982,615	$9,210,277	$13,999,988

Units outstanding	132,703	7,440,441	78,177	2,655,674	126,536	162,054
Unit value	$29.01	$25.46	$33.12	$23.34	$72.79	$86.39

Shares	289,876	14,329,695	215,559	5,204,250	463,760	801,373
Cost	$3,824,788	$191,017,287	$2,655,243	$62,430,936	$8,626,824	$13,899,261

(c)	Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series I.

(d)	Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series II.

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Mid Cap Index	Mid Cap Index	Mid Value Trust	Mid Value Trust	Money Market Trust	Money Market Trust
	Trust Series I	Trust Series II	Series I	Series II	Series I	Series II
Total Assets
Investments at fair value	$5,065,814	$10,557,158	$1,769,247	$7,234,259	$1,500,176	$6,723,761

Units outstanding	78,169	190,677	37,582	160,368	104,087	606,777
Unit value	$64.81	$55.37	$47.08	$45.11	$14.41	$11.08

Shares	203,528	426,897	147,807	603,861	1,500,176	6,723,761
Cost	$4,408,771	$8,963,507	$1,553,514	$6,332,608	$1,500,176	$6,723,761

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

		Opportunistic Fixed	Opportunistic Fixed		Real Estate	Real Estate
	Money Market Trust	Income Trust Series	Income Trust Series		Securities Trust	Securities Trust
	Series NAV	I	II	PIMCO All Asset	Series I	Series II
Total Assets
Investments at fair value	$529,845	$1,251,028	$6,159,707	$860,901	$1,774,515	$6,259,141

Units outstanding	44,402	30,916	285,102	32,566	20,038	96,163
Unit value	$11.93	$40.47	$21.61	$26.44	$88.56	$65.09

Shares	529,845	101,627	509,067	73,206	64,598	228,103
Cost	$529,845	$1,305,648	$6,357,498	$789,246	$1,129,365	$4,126,412

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Science &	Science &			Short Term	Short Term
	Technology Trust	Technology Trust	Select Bond Trust	Select Bond Trust	Government Income	Government Income
	Series I	Series II	Series I	Series II	Trust Series I	Trust Series II
Total Assets
Investments at fair value	$9,875,354	$12,812,819	$571,248	$55,384,489	$2,114,495	$4,167,908

Units outstanding	138,182	140,838	36,066	3,830,098	175,942	359,190
Unit value	$71.47	$90.98	$15.84	$14.46	$12.02	$11.60

Shares	269,892	382,701	40,979	3,967,370	177,988	350,539
Cost	$8,258,053	$12,106,153	$563,982	$55,036,948	$2,170,617	$4,265,335

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

			Small Cap	Small Cap
	Small Cap Index	Small Cap Index	Opportunities Trust	Opportunities Trust	Small Cap Stock	Small Cap Value
	Trust Series I	Trust Series II	Series I	Series II	Trust Series II	Trust Series II
Total Assets
Investments at fair value	$273,711	$6,132,347	$2,884,520	$6,871,179	$3,494,334	$2,407,120

Units outstanding	5,790	129,551	49,019	122,725	60,937	61,081
Unit value	$47.27	$47.34	$58.84	$55.99	$57.34	$39.41

Shares	15,858	357,989	85,951	209,935	380,232	132,624
Cost	$240,416	$5,186,129	$2,391,945	$5,747,617	$3,346,310	$2,197,272

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

			Strategic Income	Strategic Income
	Small Company	Small Company	Opportunities Trust	Opportunities Trust	Total Bond Market	Total Bond Market
	Value Trust Series I	Value Trust Series II	Series I	Series II	Series Trust NAV	Trust Series II
Total Assets
Investments at fair value	$2,454,008	$7,007,273	$2,243,085	$4,486,925	$700,966	$5,934,640

Units outstanding	36,603	131,135	86,178	182,382	48,984	444,310
Unit value	$67.04	$53.44	$26.03	$24.60	$14.31	$13.36

Shares	194,917	584,914	159,310	317,771	67,142	567,365
Cost	$2,278,657	$6,489,608	$2,129,374	$4,328,851	$697,624	$6,052,462

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

    December 31, 2021

	Total Stock Market	Total Stock Market	Ultra Short Term
	Index Trust Series I	Index Trust Series II	Bond Trust Series II
Total Assets
Investments at fair value	$4,461,367	$7,274,676	$15,992,767

Units outstanding	101,723	132,671	1,439,734
Unit value	$43.86	$54.83	$11.11

Shares	144,474	236,883	1,429,202
Cost	$3,165,435	$4,620,750	$16,400,012

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series I		500 Index Fund Series II		500 Index Fund Series NAV
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$204,874	$226,148	$207,899	$237,289	$82,966	$99,602
Expenses:
Mortality and expense risk and administrative charges	(221,645)	(180,071)	(279,343)	(219,585)	(91,623)	(79,297)
Net investment income (loss)	(16,771)	46,077	(71,444)	17,704	(8,657)	20,305
Realized gains (losses) on investments:
Capital gain distributions received	628,142	238,649	739,928	278,830	245,860	102,495
Net realized gain (loss)	659,773	472,271	1,426,770	1,201,844	820,885	480,940
Realized gains (losses)	1,287,915	710,920	2,166,698	1,480,674	1,066,745	583,435
Unrealized appreciation (depreciation) during the period	2,328,766	1,199,689	2,180,391	707,674	422,678	280,471
Net increase (decrease) in net assets from operations	3,599,910	1,956,686	4,275,645	2,206,052	1,480,766	884,211
Changes from principal transactions:
Purchase payments	32,790	53,379	218,444	281,604	56,872	7,517
Transfers between sub-accounts and the company	17,377	(189,977)	(351,717)	(207,887)	(465,349)	(150,542)
Withdrawals	(815,521)	(1,212,961)	(1,015,741)	(1,793,370)	(573,371)	(472,740)
Annual contract fee	(4,644)	(5,371)	(69,198)	(53,977)	(29,980)	(29,174)
Net increase (decrease) in net assets from principal transactions	(769,998)	(1,354,930)	(1,218,212)	(1,773,630)	(1,011,828)	(644,939)
Total increase (decrease) in net assets	2,829,912	601,756	3,057,433	432,422	468,938	239,272
Net assets at beginning of period	13,816,649	13,214,893	15,928,528	15,496,106	6,038,862	5,799,590
Net assets at end of period	$16,646,561	$13,816,649	$18,985,961	$15,928,528	$6,507,800	$6,038,862

	2021	2020	2021	2020	2021	2020

Units, beginning of period	403,442	448,643	476,609	537,834	182,283	203,303
Units issued	11,744	8,218	63,927	125,577	1,555	3,515
Units redeemed	(31,877)	(53,419)	(89,229)	(186,802)	(28,564)	(24,535)

Units, end of period	383,309	403,442	451,307	476,609	155,274	182,283

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Active Bond Trust Series I		Active Bond Trust Series II		American Asset Allocation Trust Series I
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$35,392	$36,828	$605,995	$548,271	$93,426	$71,399
Expenses:
Mortality and expense risk and administrative charges	(17,025)	(18,874)	(330,551)	(315,695)	(86,685)	(77,025)
Net investment income (loss)	18,367	17,954	275,444	232,576	6,741	(5,626)
Realized gains (losses) on investments:
Capital gain distributions received	16,754	-	305,686	-	321,376	624,175
Net realized gain (loss)	9,293	507	142,295	60,913	58,139	67,547
Realized gains (losses)	26,047	507	447,981	60,913	379,515	691,722
Unrealized appreciation (depreciation) during the period	(70,009)	68,291	(1,203,968)	951,252	328,810	(170,455)
Net increase (decrease) in net assets from operations	(25,595)	86,752	(480,543)	1,244,741	715,066	515,641
Changes from principal transactions:
Purchase payments	4,500	5,100	16,862	8,430	26,986	23,196
Transfers between sub-accounts and the company	3,271	16,925	1,869,974	1,776,823	(19,316)	(18,069)
Withdrawals	(206,603)	(155,188)	(2,457,063)	(2,126,287)	(372,862)	(325,240)
Annual contract fee	(484)	(639)	(55,484)	(60,749)	(2,391)	(2,741)
Net increase (decrease) in net assets from principal transactions	(199,316)	(133,802)	(625,711)	(401,783)	(367,583)	(322,854)
Total increase (decrease) in net assets	(224,911)	(47,050)	(1,106,254)	842,958	347,483	192,787
Net assets at beginning of period	1,282,721	1,329,771	21,505,445	20,662,487	5,683,954	5,491,167
Net assets at end of period	$1,057,810	$1,282,721	$20,399,191	$21,505,445	$6,031,437	$5,683,954

	2021	2020	2021	2020	2021	2020

Units, beginning of period	56,711	62,930	1,012,987	1,037,221	228,013	242,858
Units issued	1,372	1,665	113,127	213,116	4,892	5,441
Units redeemed	(10,230)	(7,884)	(142,429)	(237,350)	(19,022)	(20,286)
Units, end of period	47,853	56,711	983,685	1,012,987	213,883	228,013

See accompanying notes.

24 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Asset Allocation Trust Series II		American Global Growth Trust Series II		American Global Growth Trust Series III
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$963,034	$754,050	$-	$6,489	$-	$5
Expenses:
Mortality and expense risk and administrative charges	(953,545)	(890,874)	(157,327)	(144,878)	(66)	(60)
Net investment income (loss)	9,489	(136,824)	(157,327)	(138,389)	(66)	(55)
Realized gains (losses) on investments:
Capital gain distributions received	3,530,815	7,188,014	615,076	800,555	471	581
Net realized gain (loss)	1,086,087	1,955,360	340,418	468,793	228	308
Realized gains (losses)	4,616,902	9,143,374	955,494	1,269,348	699	889
Unrealized appreciation (depreciation) during the period	3,404,760	(3,124,954)	625,251	1,341,255	553	1,173
Net increase (decrease) in net assets from operations	8,031,151	5,881,596	1,423,418	2,472,214	1,186	2,007
Changes from principal transactions: Purchase payments	43,174	34,419	28,380	51,794	-	-
Transfers between sub-accounts and the company	(271,597)	(260,577)	(388,155)	(510,345)	(106)	(1,068)
Withdrawals	(5,995,059)	(7,663,697)	(519,312)	(1,660,636)	(395)	(375)
Annual contract fee	(349,856)	(380,815)	(42,556)	(45,931)	(67)	(68)
Net increase (decrease) in net assets from principal transactions	(6,573,338)	(8,270,670)	(921,643)	(2,165,118)	(568)	(1,511)
Total increase (decrease) in net assets	1,457,813	(2,389,074)	501,775	307,096	618	496
Net assets at beginning of period	64,360,599	66,749,673	10,275,181	9,968,085	7,884	7,388
Net assets at end of period	$65,818,412	$64,360,599	$10,776,956	$10,275,181	$8,502	$7,884

	2021	2020	2021	2020	2021	2020

Units, beginning of period	2,666,495	3,053,308	303,534	378,314	195	237
Units issued	16,268	25,153	2,496	28,166	3	9
Units redeemed	(268,856)	(411,966)	(27,413)	(102,946)	(16)	(51)
Units, end of period	2,413,907	2,666,495	278,617	303,534	182	195

See accompanying notes.

25 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth Trust Series II		American Growth Trust Series III		American Growth-Income Trust Series I
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$319,593	$68,516	$2,945	$256	$54,617	$82,812
Expenses:
Mortality and expense risk and administrative charges	(1,535,282)	(1,320,242)	(3,912)	(3,406)	(107,876)	(90,767)
Net investment income (loss)	(1,215,689)	(1,251,726)	(967)	(3,150)	(53,259)	(7,955)
Realized gains (losses) on investments:
Capital gain distributions received	6,363,821	10,951,176	25,629	40,959	363,047	812,442
Net realized gain (loss)	4,868,111	925,630	9,031	12,737	(161,521)	(57,599)
Realized gains (losses)	11,231,932	11,876,806	34,660	53,696	201,526	754,843
Unrealized appreciation (depreciation) during the period	7,853,837	24,978,345	40,660	93,521	1,266,153	(59,055)
Net increase (decrease) in net assets from operations	17,870,080	35,603,425	74,353	144,067	1,414,420	687,833
Changes from principal transactions:
Purchase payments	77,707	58,813	-	-	6,140	10,015
Transfers between sub-accounts and the company	(7,022,644)	(13,486,716)	(16,120)	(55,075)	39,548	(128,989)
Withdrawals	(7,635,109)	(7,817,677)	(8,840)	(57,900)	(491,238)	(248,069)
Annual contract fee	(302,529)	(290,994)	(3,215)	(2,946)	(1,960)	(2,163)
Net increase (decrease) in net assets from principal transactions	(14,882,575)	(21,536,574)	(28,175)	(115,921)	(447,510)	(369,206)
Total increase (decrease) in net assets	2,987,505	14,066,851	46,178	28,146	966,910	318,627
Net assets at beginning of period	97,230,794	83,163,943	367,239	339,093	6,769,018	6,450,391
Net assets at end of period	$100,218,299	$97,230,794	$413,417	$367,239	$7,735,928	$6,769,018

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,391,809	1,778,848	7,074	9,827	141,988	150,731
Units issued	13,699	23,606	-	52	4,255	2,800
Units redeemed	(211,920)	(410,645)	(482)	(2,805)	(13,705)	(11,543)
Units, end of period	1,193,588	1,391,809	6,592	7,074	132,538	141,988

See accompanying notes.

26 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth-Income Trust Series II		American Growth-Income Trust Series III		American International Trust Series II
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$540,327	$928,578	$5,690	$7,608	$711,361	$94,819
Expenses:
Mortality and expense risk and administrative charges	(1,286,994)	(1,129,935)	(4,950)	(4,860)	(630,406)	(577,009)
Net investment income (loss)	(746,667)	(201,357)	740	2,748	80,955	(482,190)
Realized gains (losses) on investments:
Capital gain distributions received	4,066,372	9,782,232	25,769	58,714	71,659	1,739,731
Net realized gain (loss)	(426,135)	(3,019,834)	1,319	(23,786)	1,271,653	2,179,927
Realized gains (losses)	3,640,237	6,762,398	27,088	34,928	1,343,312	3,919,658
Unrealized appreciation (depreciation) during the period	13,287,253	2,248,248	78,363	24,154	(2,722,527)	1,911,191
Net increase (decrease) in net assets from operations	16,180,823	8,809,289	106,191	61,830	(1,298,260)	5,348,659
Changes from principal transactions:
Purchase payments	77,996	57,637	-	-	52,292	49,202
Transfers between sub-accounts and the company	(6,351,575)	1,871,240	(32,096)	3,495	3,347,532	(196,894)
Withdrawals	(6,942,580)	(6,831,867)	(12,906)	(141,344)	(3,645,870)	(3,288,264)
Annual contract fee	(271,150)	(262,613)	(4,277)	(4,025)	(139,732)	(142,804)
Net increase (decrease) in net assets from principal transactions	(13,487,309)	(5,165,603)	(49,279)	(141,874)	(385,778)	(3,578,760)
Total increase (decrease) in net assets	2,693,514	3,643,686	56,912	(80,044)	(1,684,038)	1,769,899
Net assets at beginning of period	80,045,131	76,401,445	481,047	561,091	41,572,069	39,802,170
Net assets at end of period	$82,738,645	$80,045,131	$537,959	$481,047	$39,888,031	$41,572,069

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,854,531	1,966,269	13,356	17,524	1,195,775	1,271,662
Units issued	17,903	153,200	-	1,229	117,955	154,502
Units redeemed	(300,456)	(264,938)	(1,207)	(5,397)	(123,481)	(230,389)
Units, end of period	1,571,978	1,854,531	12,149	13,356	1,190,249	1,195,775

See accompanying notes.

27 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American International Trust Series III		Blue Chip Growth Trust Series I		Blue Chip Growth Trust Series II
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$5,768	$1,610	$-	$-	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(2,418)	(2,568)	(404,831)	(345,057)	(315,544)	(272,947)
Net investment income (loss)	3,350	(958)	(404,831)	(345,057)	(315,544)	(272,947)
Realized gains (losses) on investments:
Capital gain distributions received	454	10,405	3,687,356	3,361,896	2,791,948	2,544,952
Net realized gain (loss)	3,075	17,109	876,501	1,386,611	1,246,671	750,149
Realized gains (losses)	3,529	27,514	4,563,857	4,748,507	4,038,619	3,295,101
Unrealized appreciation (depreciation) during the period	(12,796)	5,771	(263,299)	2,329,638	(926,150)	1,914,889
Net increase (decrease) in net assets from operations	(5,917)	32,327	3,895,727	6,733,088	2,796,925	4,937,043
Changes from principal transactions:
Purchase payments	-	-	38,863	9,782	11,970	11,735
Transfers between sub-accounts and the company	23,205	1,497	(301,576)	(487,172)	(280,051)	(555,734)
Withdrawals	(5,607)	(88,598)	(2,179,698)	(2,155,834)	(2,862,874)	(1,825,513)
Annual contract fee	(2,065)	(2,005)	(7,192)	(8,172)	(49,104)	(45,937)
Net increase (decrease) in net assets from principal transactions	15,533	(89,106)	(2,449,603)	(2,641,396)	(3,180,059)	(2,415,449)
Total increase (decrease) in net assets	9,616	(56,779)	1,446,124	4,091,692	(383,134)	2,521,594
Net assets at beginning of period	246,492	303,271	26,684,338	22,592,646	19,774,652	17,253,058
Net assets at end of period	$256,108	$246,492	$28,130,462	$26,684,338	$19,391,518	$19,774,652

	2021	2020	2021	2020	2021	2020

Units, beginning of period	11,709	16,269	290,048	327,252	310,211	356,809
Units issued	1,169	2,053	2,698	10,528	33,380	37,859
Units redeemed	(405)	(6,613)	(23,653)	(47,732)	(79,732)	(84,457)
Units, end of period	12,473	11,709	269,093	290,048	263,859	310,211

See accompanying notes.

28 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series I		Capital Appreciation Trust Series II		Capital Appreciation Value Trust Series II
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$-	$-	$-	$-	$108,607	$152,428
Expenses:
Mortality and expense risk and administrative charges	(223,843)	(177,470)	(193,919)	(154,191)	(288,658)	(259,353)
Net investment income (loss)	(223,843)	(177,470)	(193,919)	(154,191)	(180,051)	(106,925)
Realized gains (losses) on investments:
Capital gain distributions received	2,433,533	1,313,799	2,224,710	1,228,525	2,014,255	1,426,968
Net realized gain (loss)	(908,465)	(1,853,934)	(833,912)	(1,854,721)	375,403	15,053
Realized gains (losses)	1,525,068	(540,135)	1,390,798	(626,196)	2,389,658	1,442,021
Unrealized appreciation (depreciation) during the period	723,863	6,130,374	395,605	5,071,636	573,210	1,106,593
Net increase (decrease) in net assets from operations	2,025,088	5,412,769	1,592,484	4,291,249	2,782,817	2,441,689
Changes from principal transactions:
Purchase payments	8,160	22,419	21,238	54,860	8,620	35,934
Transfers between sub-accounts and the company	(90,684)	(350,179)	(150,045)	54,128	(192,765)	(166,154)
Withdrawals	(1,168,283)	(975,945)	(1,287,996)	(499,110)	(1,603,641)	(1,446,544)
Annual contract fee	(4,745)	(5,526)	(32,374)	(25,811)	(105,674)	(106,534)
Net increase (decrease) in net assets from principal transactions	(1,255,552)	(1,309,231)	(1,449,177)	(415,933)	(1,893,460)	(1,683,298)
Total increase (decrease) in net assets	769,536	4,103,538	143,307	3,875,316	889,357	758,391
Net assets at beginning of period	14,931,360	10,827,822	12,197,988	8,322,672	18,312,515	17,554,124
Net assets at end of period	$15,700,896	$14,931,360	$12,341,295	$12,197,988	$19,201,872	$18,312,515

	2021	2020	2021	2020	2021	2020
Units, beginning of period	323,059	360,266	179,304	187,949	570,981	632,718
Units issued	1,059	3,561	3,473	16,180	8,055	27,301
Units redeemed	(26,886)	(40,768)	(23,540)	(24,825)	(62,733)	(89,038)
Units, end of period	297,232	323,059	159,237	179,304	516,303	570,981

See accompanying notes.

29 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Bond Trust Series I		Core Bond Trust Series II		Disciplined Value International Trust Series I
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$91,082	$127,924	$143,199	$209,178	$92,851	$63,306
Expenses:
Mortality and expense risk and administrative charges	(77,831)	(83,503)	(141,261)	(147,907)	(53,095)	(44,216)
Net investment income (loss)	13,251	44,421	1,938	61,271	39,756	19,090
Realized gains (losses) on investments:
Capital gain distributions received	211,221	-	372,637	-	-	-
Net realized gain (loss)	18,350	24,794	(16,812)	58,034	54,333	6,741
Realized gains (losses)	229,571	24,794	355,825	58,034	54,333	6,741
Unrealized appreciation (depreciation) during the period	(428,855)	301,051	(713,121)	492,817	287,970	(15,831)
Net increase (decrease) in net assets from operations	(186,033)	370,266	(355,358)	612,122	382,059	10,000
Changes from principal transactions:
Purchase payments	280	68,360	7,620	1,700	690	713
Transfers between sub-accounts and the company	(68,224)	10,097	(36,249)	814,566	(14,181)	(63,796)
Withdrawals	(375,276)	(428,024)	(1,473,241)	(597,986)	(172,092)	(182,149)
Annual contract fee	(2,234)	(2,798)	(17,795)	(18,012)	(1,160)	(1,282)
Net increase (decrease) in net assets from principal transactions	(445,454)	(352,365)	(1,519,665)	200,268	(186,743)	(246,514)
Total increase (decrease) in net assets	(631,487)	17,901	(1,875,023)	812,390	195,316	(236,514)
Net assets at beginning of period	5,572,919	5,555,018	9,816,375	9,003,985	3,404,505	3,641,019
Net assets at end of period	$4,941,432	$5,572,919	$7,941,352	$9,816,375	$3,599,821	$3,404,505

	2021	2020	2021	2020	2021	2020

Units, beginning of period	285,609	305,077	535,162	525,221	162,614	177,197
Units issued	3,002	23,583	82,368	85,099	1,941	3,396
Units redeemed	(26,257)	(43,051)	(166,438)	(75,158)	(10,063)	(17,979)
Units, end of period	262,354	285,609	451,092	535,162	154,492	162,614

See accompanying notes.

30 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Disciplined Value International Trust Series II		DWS Equity 500 Index		Emerging Markets Value Trust Series II
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$132,024	$89,831	$29,595	$29,994	$84,540	$67,275
Expenses:
Mortality and expense risk and administrative charges	(86,321)	(73,173)	(43,634)	(35,487)	(55,893)	(46,622)
Net investment income (loss)	45,703	16,658	(14,039)	(5,493)	28,647	20,653
Realized gains (losses) on investments:
Capital gain distributions received	-	-	118,508	133,200	-	-
Net realized gain (loss)	115,573	(45,031)	57,215	163,157	13,212	(195,008)
Realized gains (losses)	115,573	(45,031)	175,723	296,357	13,212	(195,008)
Unrealized appreciation (depreciation) during the period	424,047	12,413	480,346	55,012	302,088	185,433
Net increase (decrease) in net assets from operations	585,323	(15,960)	642,030	345,876	343,947	11,078
Changes from principal transactions:
Purchase payments	10,758	9,464	-	-	1,170	44,934
Transfers between sub-accounts and the company	10,810	(150,656)	(14,501)	(34,322)	111,907	(241,252)
Withdrawals	(431,018)	(310,001)	(52,320)	(336,201)	(152,649)	(178,985)
Annual contract fee	(14,610)	(13,633)	(11,804)	(10,597)	(16,311)	(16,100)
Net increase (decrease) in net assets from principal transactions	(424,060)	(464,826)	(78,625)	(381,120)	(55,883)	(391,403)
Total increase (decrease) in net assets	161,263	(480,786)	563,405	(35,244)	288,064	(380,325)
Net assets at beginning of period	5,298,109	5,778,895	2,507,504	2,542,748	3,583,090	3,963,415
Net assets at end of period	$5,459,372	$5,298,109	$3,070,909	$2,507,504	$3,871,154	$3,583,090

	2021	2020	2021	2020	2021	2020
Units, beginning of period	235,308	260,870	43,328	51,037	292,408	329,527
Units issued	10,241	13,792	30	1	16,803	39,753
Units redeemed	(28,432)	(39,354)	(1,207)	(7,710)	(20,697)	(76,872)
Units, end of period	217,117	235,308	42,151	43,328	288,514	292,408

See accompanying notes.

31 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series I		Equity Income Trust Series II		Financial Industries Trust Series I
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$426,642	$518,948	$332,843	$456,803	$6,857	$8,011
Expenses:
Mortality and expense risk and administrative charges	(316,335)	(255,369)	(304,439)	(263,143)	(12,627)	(9,363)
Net investment income (loss)	110,307	263,579	28,404	193,660	(5,770)	(1,352)
Realized gains (losses) on investments:
Capital gain distributions received	443,841	1,342,028	381,938	1,263,128	4,289	56,672
Net realized gain (loss)	192,925	(131,420)	(225,622)	(1,298,509)	19,785	(1,578)
Realized gains (losses)	636,766	1,210,608	156,316	(35,381)	24,074	55,094
Unrealized appreciation (depreciation) during the period	3,748,114	(1,800,346)	3,839,588	(756,269)	167,444	(52,273)
Net increase (decrease) in net assets from operations	4,495,187	(326,159)	4,024,308	(597,990)	185,748	1,469
Changes from principal transactions:
Purchase payments	48,379	40,090	11,557	10,157	5,480	2,370
Transfers between sub-accounts and the company	(46,926)	(203,686)	(570,528)	(1,754,900)	39,568	16,542
Withdrawals	(1,443,624)	(1,301,409)	(3,076,809)	(1,301,853)	(43,701)	(32,734)
Annual contract fee	(6,473)	(7,248)	(48,328)	(49,426)	(289)	(271)
Net increase (decrease) in net assets from principal transactions	(1,448,644)	(1,472,253)	(3,684,108)	(3,096,022)	1,058	(14,093)
Total increase (decrease) in net assets	3,046,543	(1,798,412)	340,200	(3,694,012)	186,806	(12,624)
Net assets at beginning of period	19,490,671	21,289,083	18,120,199	21,814,211	677,939	690,563
Net assets at end of period	$22,537,214	$19,490,671	$18,460,399	$18,120,199	$864,745	$677,939

	2021	2020	2021	2020	2021	2020
Units, beginning of period	313,892	344,895	585,159	700,320	25,350	25,903
Units issued	4,162	4,281	39,001	21,467	2,672	1,208
Units redeemed	(25,198)	(35,284)	(142,722)	(136,628)	(2,792)	(1,761)
Units, end of period	292,856	313,892	481,438	585,159	25,230	25,350

See accompanying notes.

32 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Financial Industries Trust Series II		Fundamental All Cap Core Trust Series II		Fundamental Large Cap Value Trust Series I
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$27,618	$28,547	$-	$9,601	$172,860	$190,359
Expenses:
Mortality and expense risk and administrative charges	(50,124)	(37,685)	(100,712)	(78,341)	(332,369)	(259,603)
Net investment income (loss)	(22,506)	(9,138)	(100,712)	(68,740)	(159,509)	(69,244)
Realized gains (losses) on investments:
Capital gain distributions received	21,689	235,656	521,058	149,446	2,576,621	344,613
Net realized gain (loss)	185,616	13,062	312,711	444,702	938,205	504,682
Realized gains (losses)	207,305	248,718	833,769	594,148	3,514,826	849,295
Unrealized appreciation (depreciation) during the period	545,570	(238,348)	836,431	656,567	2,066,286	941,387
Net increase (decrease) in net assets from operations	730,369	1,232	1,569,488	1,181,975	5,421,603	1,721,438
Changes from principal transactions:
Purchase payments	1,566	35,294	10,871	984	55,749	48,851
Transfers between sub-accounts and the company	320,018	(190,238)	40,998	(252,921)	(82,945)	(162,811)
Withdrawals	(385,864)	(113,764)	(369,624)	(355,129)	(1,691,286)	(2,002,829)
Annual contract fee	(6,720)	(6,976)	(23,085)	(20,179)	(7,794)	(8,355)
Net increase (decrease) in net assets from principal transactions	(71,000)	(275,684)	(340,840)	(627,245)	(1,726,276)	(2,125,144)
Total increase (decrease) in net assets	659,369	(274,452)	1,228,648	554,730	3,695,327	(403,706)
Net assets at beginning of period	2,654,387	2,928,839	5,705,030	5,150,300	19,802,422	20,206,128
Net assets at end of period	$3,313,756	$2,654,387	$6,933,678	$5,705,030	$23,497,749	$19,802,422

	2021	2020	2021	2020	2021	2020

Units, beginning of period	95,670	105,216	98,529	111,030	559,472	629,134
Units issued	37,763	5,399	1,727	1,823	7,034	11,122
Units redeemed	(40,732)	(14,945)	(6,775)	(14,324)	(50,251)	(80,784)
Units, end of period	92,701	95,670	93,481	98,529	516,255	559,472

See accompanying notes.

33 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental Large Cap Value Trust Series II		Global Equity Trust Series I		Global Equity Trust Series II
	2021	2020	2021 (a)	2020	2021 (b)	2020

Income:
Dividend distributions received	$137,811	$174,921	$-	$64,516	$-	$45,198
Expenses:
Mortality and expense risk and administrative charges	(379,661)	(312,846)	(88,685)	(71,435)	(73,311)	(63,419)
Net investment income (loss)	(241,850)	(137,925)	(88,685)	(6,919)	(73,311)	(18,221)
Realized gains (losses) on investments:
Capital gain distributions received	2,689,214	383,212	-	44,979	-	36,935
Net realized gain (loss)	1,833,449	742,994	141,888	3,754	71,700	(19,056)
Realized gains (losses)	4,522,663	1,126,206	141,888	48,733	71,700	17,879
Unrealized appreciation (depreciation) during the period	1,514,238	1,011,757	1,087,282	236,806	840,020	125,991
Net increase (decrease) in net assets from operations	5,795,051	2,000,038	1,140,485	278,620	838,409	125,649
Changes from principal transactions:
Purchase payments	9,051	4,697	29,062	3,442	2,513	1,207
Transfers between sub-accounts and the company	(829,264)	(711,360)	(77,595)	398,411	176,323	(316,687)
Withdrawals	(2,226,812)	(1,735,373)	(453,215)	(307,217)	(291,540)	(233,186)
Annual contract fee	(78,521)	(75,383)	(6,471)	(3,393)	(14,154)	(17,803)
Net increase (decrease) in net assets from principal transactions	(3,125,546)	(2,517,419)	(508,219)	91,243	(126,858)	(566,469)
Total increase (decrease) in net assets	2,669,505	(517,381)	632,266	369,863	711,551	(440,820)
Net assets at beginning of period	21,829,637	22,347,018	5,975,183	5,605,320	4,439,924	4,880,744
Net assets at end of period	$24,499,142	$21,829,637	$6,607,449	$5,975,183	$5,151,475	$4,439,924

	2021	2020	2021	2020	2021	2020
Units, beginning of period	674,134	757,162	152,453	138,387	191,372	220,566
Units issued	32,258	32,719	624	25,081	11,080	3,879
Units redeemed	(108,054)	(115,747)	(12,359)	(11,015)	(17,166)	(33,073)
Units, end of period	598,338	674,134	140,718	152,453	185,286	191,372

(a)	Renamed on April 1, 2021. Previously known as Global Trust Series I.

(b)	Renamed on April 1, 2021. Previously known as Global Trust Series II.

See accompanying notes.

34 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series I		Health Sciences Trust Series II		High Yield Trust Series I
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$-	$-	$-	$-	$62,458	$82,005
Expenses:
Mortality and expense risk and administrative charges	(64,011)	(51,900)	(159,331)	(148,583)	(17,836)	(18,408)
Net investment income (loss)	(64,011)	(51,900)	(159,331)	(148,583)	44,622	63,597
Realized gains (losses) on investments:
Capital gain distributions received	404,103	365,337	1,087,633	1,080,549	-	-
Net realized gain (loss)	44,666	(64,709)	541,581	(375,224)	(17,633)	(37,404)
Realized gains (losses)	448,769	300,628	1,629,214	705,325	(17,633)	(37,404)
Unrealized appreciation (depreciation) during the period	(37,287)	546,181	(541,522)	1,582,046	28,496	23,452
Net increase (decrease) in net assets from operations	347,471	794,909	928,361	2,138,788	55,485	49,645
Changes from principal transactions:
Purchase payments	240	300	2,657	2,382	-	-
Transfers between sub-accounts and the company	48,398	60,256	(437,107)	(862,459)	37,171	16,116
Withdrawals	(134,379)	(95,787)	(1,288,698)	(1,146,561)	(166,447)	(136,224)
Annual contract fee	(2,122)	(2,051)	(28,006)	(26,408)	(2,545)	(2,575)
Net increase (decrease) in net assets from principal transactions	(87,863)	(37,282)	(1,751,154)	(2,033,046)	(131,821)	(122,683)
Total increase (decrease) in net assets	259,608	757,627	(822,793)	105,742	(76,336)	(73,038)
Net assets at beginning of period	3,962,201	3,204,574	10,560,177	10,454,435	1,328,708	1,401,746
Net assets at end of period	$4,221,809	$3,962,201	$9,737,384	$10,560,177	$1,252,372	$1,328,708

	2021	2020	2021	2020	2021	2020
Units, beginning of period	36,775	37,259	98,533	122,300	51,874	56,905
Units issued	4,154	2,707	6,688	4,273	5,722	2,406
Units redeemed	(5,208)	(3,191)	(21,877)	(28,040)	(10,941)	(7,437)
Units, end of period	35,721	36,775	83,344	98,533	46,655	51,874

See accompanying notes.

35 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	High Yield Trust Series II		International Equity Index Series I		International Equity Index Series II
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$192,754	$242,388	$18,944	$14,103	$101,069	$82,556
Expenses:
Mortality and expense risk and administrative charges	(65,099)	(66,333)	(10,339)	(8,481)	(65,565)	(55,380)
Net investment income (loss)	127,655	176,055	8,605	5,622	35,504	27,176
Realized gains (losses) on investments:
Capital gain distributions received	-	-	8,822	5,545	50,843	35,149
Net realized gain (loss)	46,567	(99,871)	8,328	(978)	103,911	36,084
Realized gains (losses)	46,567	(99,871)	17,150	4,567	154,754	71,233
Unrealized appreciation (depreciation) during the period	(11,699)	57,092	13,955	32,382	47,861	188,931
Net increase (decrease) in net assets from operations	162,523	133,276	39,710	42,571	238,119	287,340
Changes from principal transactions:
Purchase payments	4,830	2,972	160	240	593	962
Transfers between sub-accounts and the company	53,747	(154,820)	65,101	(31,751)	52,034	(6,522)
Withdrawals	(616,784)	(601,518)	(14,835)	(35,471)	(217,167)	(289,763)
Annual contract fee	(12,095)	(13,095)	(288)	(280)	(13,943)	(13,467)
Net increase (decrease) in net assets from principal transactions	(570,302)	(766,461)	50,138	(67,262)	(178,483)	(308,790)
Total increase (decrease) in net assets	(407,779)	(633,185)	89,848	(24,691)	59,636	(21,450)
Net assets at beginning of period	4,219,947	4,853,132	652,755	677,446	4,123,052	4,144,502
Net assets at end of period	$3,812,168	$4,219,947	$742,603	$652,755	$4,182,688	$4,123,052

	2021	2020	2021	2020	2021	2020
Units, beginning of period	157,183	185,792	35,263	39,889	226,639	248,706
Units issued	43,279	34,321	4,069	2,281	7,467	20,501
Units redeemed	(62,651)	(62,930)	(1,519)	(6,907)	(16,463)	(42,568)
Units, end of period	137,811	157,183	37,813	35,263	217,643	226,639

See accompanying notes.

36 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Equity Index Series NAV		International Small Company Trust Series I		International Small Company Trust Series II
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$27,895	$22,640	$17,005	$23,084	$32,055	$46,225
Expenses:
Mortality and expense risk and administrative charges	(17,273)	(15,162)	(19,464)	(16,029)	(45,103)	(36,196)
Net investment income (loss)	10,622	7,478	(2,459)	7,055	(13,048)	10,029
Realized gains (losses) on investments:
Capital gain distributions received	12,754	8,735	38,290	38,095	84,708	83,942
Net realized gain (loss)	24,975	32,245	44,949	32,329	107,694	39,235
Realized gains (losses)	37,729	40,980	83,239	70,424	192,402	123,177
Unrealized appreciation (depreciation) during the period	11,508	35,209	73,680	(9,281)	147,588	8,252
Net increase (decrease) in net assets from operations	59,859	83,667	154,460	68,198	326,942	141,458
Changes from principal transactions:
Purchase payments	-	-	397	397	826	528
Transfers between sub-accounts and the company	(1,919)	(38,081)	(2,008)	(16,461)	(20,665)	(24,601)
Withdrawals	(30,908)	(63,841)	(96,389)	(112,580)	(172,396)	(95,796)
Annual contract fee	(4,680)	(4,661)	(493)	(584)	(9,631)	(7,940)
Net increase (decrease) in net assets from principal transactions	(37,507)	(106,583)	(98,493)	(129,228)	(201,866)	(127,809)
Total increase (decrease) in net assets	22,352	(22,916)	55,967	(61,030)	125,076	13,649
Net assets at beginning of period	1,033,825	1,056,741	1,290,083	1,351,113	2,798,811	2,785,162
Net assets at end of period	$1,056,177	$1,033,825	$1,346,050	$1,290,083	$2,923,887	$2,798,811

	2021	2020	2021	2020	2021	2020

Units, beginning of period	70,306	78,336	55,275	62,270	124,772	132,272
Units issued	2,743	4,104	655	773	2,877	5,457
Units redeemed	(5,153)	(12,134)	(4,475)	(7,768)	(11,006)	(12,957)
Units, end of period	67,896	70,306	51,455	55,275	116,643	124,772

See accompanying notes.

37 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series II		Lifestyle Balanced Portfolio Series I
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$42,791	$51,134	$255,930	$291,153	$186,695	$177,432
Expenses:
Mortality and expense risk and administrative charges	(30,697)	(33,554)	(216,606)	(208,631)	(101,949)	(98,030)
Net investment income (loss)	12,094	17,580	39,324	82,522	84,746	79,402
Realized gains (losses) on investments:
Capital gain distributions received	46,456	1,209	307,680	7,514	304,379	242,823
Net realized gain (loss)	(1,085)	15,064	130,793	(3,193)	155,225	112,199
Realized gains (losses)	45,371	16,273	438,473	4,321	459,604	355,022
Unrealized appreciation (depreciation) during the period	(117,032)	145,242	(901,226)	872,822	32,614	332,344
Net increase (decrease) in net assets from operations	(59,567)	179,095	(423,429)	959,665	576,964	766,768
Changes from principal transactions:
Purchase payments	139,075	5,180	24,916	2,041	2,400	2,400
Transfers between sub-accounts and the company	(74,318)	15,420	475,661	1,544,325	(98,855)	(20,181)
Withdrawals	(201,670)	(359,850)	(1,433,179)	(1,623,445)	(663,314)	(1,045,123)
Annual contract fee	(2,474)	(2,743)	(43,047)	(47,753)	(19,500)	(21,033)
Net increase (decrease) in net assets from principal transactions	(139,387)	(341,993)	(975,649)	(124,832)	(779,269)	(1,083,937)
Total increase (decrease) in net assets	(198,954)	(162,898)	(1,399,078)	834,833	(202,305)	(317,169)
Net assets at beginning of period	2,262,717	2,425,615	14,681,866	13,847,033	7,563,553	7,880,722
Net assets at end of period	$2,063,763	$2,262,717	$13,282,788	$14,681,866	$7,361,248	$7,563,553

	2021	2020	2021	2020	2021	2020
Units, beginning of period	66,993	80,267	691,660	701,131	410,475	475,173
Units issued	6,245	2,544	126,480	204,166	5,272	1,643
Units redeemed	(10,967)	(15,818)	(168,553)	(213,637)	(45,851)	(66,341)
Units, end of period	62,271	66,993	649,587	691,660	369,896	410,475

See accompanying notes.

38 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Balanced Portfolio Series II		Lifestyle Conservative Portfolio Series I		Lifestyle Conservative Portfolio Series II
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$7,528,189	$6,875,951	$74,810	$67,012	$1,481,711	$1,522,033
Expenses:
Mortality and expense risk and administrative charges	(4,658,567)	(4,268,300)	(36,963)	(36,109)	(838,867)	(851,522)
Net investment income (loss)	2,869,622	2,607,651	37,847	30,903	642,844	670,511
Realized gains (losses) on investments:
Capital gain distributions received	13,077,968	10,156,199	58,806	49,720	1,260,425	1,205,928
Net realized gain (loss)	5,641,772	3,182,648	23,511	12,996	665,867	531,801
Realized gains (losses)	18,719,740	13,338,847	82,317	62,716	1,926,292	1,737,729
Unrealized appreciation (depreciation) during the period	2,313,123	14,789,748	(88,943)	117,495	(1,875,338)	2,614,582
Net increase (decrease) in net assets from operations	23,902,485	30,736,246	31,221	211,114	693,798	5,022,822
Changes from principal transactions:
Purchase payments	665,057	2,544,292	-	-	81,249	158,647
Transfers between sub-accounts and the company	5,652,740	3,687,998	360,525	75,384	(903,836)	3,566,186
Withdrawals	(23,799,544)	(25,089,086)	(294,461)	(242,049)	(4,679,116)	(7,421,694)
Annual contract fee	(1,649,598)	(1,669,339)	(2,303)	(2,504)	(366,791)	(382,378)
Net increase (decrease) in net assets from principal transactions	(19,131,345)	(20,526,135)	63,761	(169,169)	(5,868,494)	(4,079,239)
Total increase (decrease) in net assets	4,771,140	10,210,111	94,982	41,945	(5,174,696)	943,583
Net assets at beginning of period	317,207,942	306,997,831	2,463,244	2,421,299	60,087,423	59,143,840
Net assets at end of period	$321,979,082	$317,207,942	$2,558,226	$2,463,244	$54,912,727	$60,087,423

	2021	2020	2021	2020	2021	2020

Units, beginning of period	16,900,865	18,135,090	148,617	159,013	3,650,281	3,915,997
Units issued	437,981	797,808	22,317	5,766	92,317	437,990
Units redeemed	(1,423,917)	(2,032,033)	(18,192)	(16,162)	(444,295)	(703,706)
Units, end of period	15,914,929	16,900,865	152,742	148,617	3,298,303	3,650,281

See accompanying notes.

39 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Growth Portfolio Series I		Lifestyle Growth Portfolio Series II		Lifestyle Growth Portfolio Series NAV
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$267,383	$229,010	$14,075,995	$13,199,098	$3,093	$3,080
Expenses:
Mortality and expense risk and administrative charges	(155,671)	(128,419)	(9,534,313)	(8,534,712)	(1,559)	(3,233)
Net investment income (loss)	111,712	100,591	4,541,682	4,664,386	1,534	(153)
Realized gains (losses) on investments:
Capital gain distributions received	744,860	502,520	43,253,477	31,838,761	8,421	14,015
Net realized gain (loss)	333,977	63,811	16,024,011	9,421,628	1,014	(570)
Realized gains (losses)	1,078,837	566,331	59,277,488	41,260,389	9,435	13,445
Unrealized appreciation (depreciation) during the period	107,131	381,441	12,971,816	20,032,270	4,505	145
Net increase (decrease) in net assets from operations	1,297,680	1,048,363	76,790,986	65,957,045	15,474	13,437
Changes from principal transactions:
Purchase payments	20,312	13,581	2,996,429	3,545,054	-	-
Transfers between sub-accounts and the company	1,002,863	(117,167)	14,466,148	(9,922,045)	-	-
Withdrawals	(821,167)	(571,550)	(55,940,544)	(53,753,390)	(5,579)	(153,249)
Annual contract fee	(26,209)	(27,406)	(3,568,652)	(3,641,118)	-	-
Net increase (decrease) in net assets from principal transactions	175,799	(702,542)	(42,046,619)	(63,771,499)	(5,579)	(153,249)
Total increase (decrease) in net assets	1,473,479	345,821	34,744,367	2,185,546	9,895	(139,812)
Net assets at beginning of period	10,301,056	9,955,235	643,823,748	641,638,202	123,388	263,200
Net assets at end of period	$11,774,535	$10,301,056	$678,568,115	$643,823,748	$133,283	$123,388

	2021	2020	2021	2020	2021	2020
Units, beginning of period	521,396	564,703	31,621,700	35,215,960	7,711	18,557
Units issued	70,618	1,527	1,056,455	974,994	-	-
Units redeemed	(61,978)	(44,834)	(3,004,994)	(4,569,254)	(325)	(10,846)
Units, end of period	530,036	521,396	29,673,161	31,621,700	7,386	7,711

See accompanying notes.

40 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Moderate Portfolio Series I		Lifestyle Moderate Portfolio Series II		Managed Volatility Balanced Portfolio Series I
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$67,469	$60,848	$2,412,798	$2,266,252	$148,563	$152,575
Expenses:
Mortality and expense risk and administrative charges	(35,057)	(33,189)	(1,446,854)	(1,382,567)	(86,242)	(91,847)
Net investment income (loss)	32,412	27,659	965,944	883,685	62,321	60,728
Realized gains (losses) on investments:
Capital gain distributions received	94,254	71,733	3,679,743	2,899,735	-	336,098
Net realized gain (loss)	23,029	36,529	1,541,731	917,147	9,269	(87,780)
Realized gains (losses)	117,283	108,262	5,221,474	3,816,882	9,269	248,318
Unrealized appreciation (depreciation) during the period	(7,515)	108,522	(857,687)	4,490,152	409,438	(341,054)
Net increase (decrease) in net assets from operations	142,180	244,443	5,329,731	9,190,719	481,028	(32,008)
Changes from principal transactions:
Purchase payments	-	-	233,948	59,957	12,000	12,000
Transfers between sub-accounts and the company	41,257	(383)	1,168,625	2,057,749	(208,244)	(251,145)
Withdrawals	(119,416)	(436,989)	(7,541,593)	(10,007,943)	(551,300)	(618,990)
Annual contract fee	(5,799)	(5,735)	(559,508)	(576,197)	(14,683)	(14,785)
Net increase (decrease) in net assets from principal transactions	(83,958)	(443,107)	(6,698,528)	(8,466,434)	(762,227)	(872,920)
Total increase (decrease) in net assets	58,222	(198,664)	(1,368,797)	724,285	(281,199)	(904,928)
Net assets at beginning of period	2,473,898	2,672,562	99,409,571	98,685,286	6,229,577	7,134,505
Net assets at end of period	$2,532,120	$2,473,898	$98,040,774	$99,409,571	$5,948,378	$6,229,577

	2021	2020	2021	2020	2021	2020
Units, beginning of period	139,764	167,300	5,526,188	6,049,376	221,710	254,634
Units issued	2,629	8	164,358	300,944	1,504	987
Units redeemed	(7,075)	(27,544)	(524,714)	(824,132)	(24,975)	(33,911)
Units, end of period	135,318	139,764	5,165,832	5,526,188	198,239	221,710

See accompanying notes.

41 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Balanced Portfolio Series		Managed Volatility Conservative Portfolio		Managed Volatility Conservative Portfolio
	II		Series I		Series II
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$3,857,895	$3,897,601	$36,742	$42,150	$982,546	$1,094,732
Expenses:
Mortality and expense risk and administrative charges	(2,463,449)	(2,539,385)	(18,042)	(22,897)	(525,177)	(599,520)
Net investment income (loss)	1,394,446	1,358,216	18,700	19,253	457,369	495,212
Realized gains (losses) on investments:
Capital gain distributions received	-	8,988,421	-	21,377	-	548,236
Net realized gain (loss)	(513,254)	(511,488)	(3,612)	(24,902)	(301,404)	(805,028)
Realized gains (losses)	(513,254)	8,476,933	(3,612)	(3,525)	(301,404)	(256,792)
Unrealized appreciation (depreciation) during the period	12,263,999	(11,162,699)	8,590	20,273	466,976	426,615
Net increase (decrease) in net assets from operations	13,145,191	(1,327,550)	23,678	36,001	622,941	665,035
Changes from principal transactions:
Purchase payments	910,895	71,897	-	9,639	4,260	10,860
Transfers between sub-accounts and the company	(5,137,612)	(4,849,864)	(143,610)	(43,713)	600,549	266,618
Withdrawals	(14,793,562)	(18,565,032)	(64,169)	(275,382)	(5,442,465)	(5,199,334)
Annual contract fee	(955,269)	(1,050,913)	(276)	(440)	(233,640)	(268,269)
Net increase (decrease) in net assets from principal transactions	(19,975,548)	(24,393,912)	(208,055)	(309,896)	(5,071,296)	(5,190,125)
Total increase (decrease) in net assets	(6,830,357)	(25,721,462)	(184,377)	(273,895)	(4,448,355)	(4,525,090)
Net assets at beginning of period	172,333,880	198,055,342	1,394,549	1,668,444	38,661,243	43,186,333
Net assets at end of period	$165,503,523	$172,333,880	$1,210,172	$1,394,549	$34,212,888	$38,661,243

	2021	2020	2021	2020	2021	2020

Units, beginning of period	7,556,082	8,660,577	44,596	55,022	1,910,257	2,165,305
Units issued	63,680	114,025	29	6,111	97,998	216,681
Units redeemed	(944,084)	(1,218,520)	(6,266)	(16,537)	(345,020)	(471,729)
Units, end of period	6,675,678	7,556,082	38,359	44,596	1,663,235	1,910,257

See accompanying notes.

42 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

			Managed Volatility Growth Portfolio Series		Managed Volatility Moderate Portfolio
	Managed Volatility Growth Portfolio Series I		II		Series I
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$83,173	$73,480	$3,764,550	$3,570,054	$70,038	$68,479
Expenses:
Mortality and expense risk and administrative charges	(52,217)	(49,719)	(2,829,764)	(2,779,072)	(39,276)	(38,716)
Net investment income (loss)	30,956	23,761	934,786	790,982	30,762	29,763
Realized gains (losses) on investments:
Capital gain distributions received	-	200,798	-	11,017,011	-	118,056
Net realized gain (loss)	51,473	12,521	338,157	624,921	(9,920)	(14,858)
Realized gains (losses)	51,473	213,319	338,157	11,641,932	(9,920)	103,198
Unrealized appreciation (depreciation) during the period	305,572	(400,281)	18,562,570	(20,670,180)	139,149	(96,455)
Net increase (decrease) in net assets from operations	388,001	(163,201)	19,835,513	(8,237,266)	159,991	36,506
Changes from principal transactions:
Purchase payments	-	9,000	1,391,261	161,847	-	6,426
Transfers between sub-accounts and the company	377,190	(263,828)	(844,017)	(4,987,450)	(34,123)	(4,355)
Withdrawals	(449,886)	(206,777)	(17,535,154)	(19,049,998)	(160,433)	(169,078)
Annual contract fee	(9,324)	(9,103)	(1,185,703)	(1,275,361)	(1,482)	(1,478)
Net increase (decrease) in net assets from principal transactions	(82,020)	(470,708)	(18,173,613)	(25,150,962)	(196,038)	(168,485)
Total increase (decrease) in net assets	305,981	(633,909)	1,661,900	(33,388,228)	(36,047)	(131,979)
Net assets at beginning of period	3,543,569	4,177,478	187,776,667	221,164,895	2,624,911	2,756,890
Net assets at end of period	$3,849,550	$3,543,569	$189,438,567	$187,776,667	$2,588,864	$2,624,911

	2021	2020	2021	2020	2021	2020
Units, beginning of period	135,331	153,581	8,216,688	9,391,045	84,576	90,925
Units issued	16,846	1,780	215,004	196,272	111	327
Units redeemed	(19,474)	(20,030)	(991,251)	(1,370,629)	(6,510)	(6,676)
Units, end of period	132,703	135,331	7,440,441	8,216,688	78,177	84,576

See accompanying notes.

43 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Moderate Portfolio
	Series II		Mid Cap Growth Trust Series I		Mid Cap Growth Trust Series II
	2021	2020	2021 (c)	2020	2021 (d)	2020

Income:
Dividend distributions received	$1,575,059	$1,633,989	$-	$-	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(892,311)	(944,505)	(147,114)	(112,111)	(232,427)	(192,333)
Net investment income (loss)	682,748	689,484	(147,114)	(112,111)	(232,427)	(192,333)
Realized gains (losses) on investments:
Capital gain distributions received	-	3,071,854	2,632,093	1,032,626	4,380,332	1,913,118
Net realized gain (loss)	(1,652,729)	(1,609,549)	251,307	265,840	760,379	582,509
Realized gains (losses)	(1,652,729)	1,462,305	2,883,400	1,298,466	5,140,711	2,495,627
Unrealized appreciation (depreciation) during the period	4,896,670	(1,481,058)	(2,523,809)	2,621,207	(4,619,385)	4,082,092
Net increase (decrease) in net assets from operations	3,926,689	670,731	212,477	3,807,562	288,899	6,385,386
Changes from principal transactions:
Purchase payments	162,850	39,799	75,006	16,281	8,752	18,726
Transfers between sub-accounts and the company	(3,100,491)	(1,040,855)	(161,060)	(268,310)	(738,806)	(1,990,286)
Withdrawals	(5,446,922)	(6,773,960)	(379,039)	(751,934)	(690,234)	(617,462)
Annual contract fee	(385,844)	(415,913)	(4,064)	(4,192)	(41,485)	(37,831)
Net increase (decrease) in net assets from principal transactions	(8,770,407)	(8,190,929)	(469,157)	(1,008,155)	(1,461,773)	(2,626,853)
Total increase (decrease) in net assets	(4,843,718)	(7,520,198)	(256,680)	2,799,407	(1,172,874)	3,758,533
Net assets at beginning of period	66,826,333	74,346,531	9,466,957	6,667,550	15,172,862	11,414,329
Net assets at end of period	$61,982,615	$66,826,333	$9,210,277	$9,466,957	$13,999,988	$15,172,862

	2021	2020	2021	2020	2021	2020
Units, beginning of period	3,015,873	3,417,974	132,564	152,658	179,121	218,275
Units issued	56,384	54,403	1,690	4,313	2,696	6,271
Units redeemed	(416,583)	(456,504)	(7,718)	(24,407)	(19,763)	(45,425)
Units, end of period	2,655,674	3,015,873	126,536	132,564	162,054	179,121

(c)	Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series I.

(d)	Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series II.

See accompanying notes.

44 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Index Trust Series I		Mid Cap Index Trust Series II		Mid Value Trust Series I
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$43,627	$60,467	$72,185	$119,115	$16,386	$22,616
Expenses:
Mortality and expense risk and administrative charges	(73,233)	(57,235)	(169,340)	(132,834)	(26,350)	(21,567)
Net investment income (loss)	(29,606)	3,232	(97,155)	(13,719)	(9,964)	1,049
Realized gains (losses) on investments:
Capital gain distributions received	268,966	401,691	587,945	897,594	79,690	32,119
Net realized gain (loss)	51,247	(62,810)	352,649	(129,488)	18,948	(57,279)
Realized gains (losses)	320,213	338,881	940,594	768,106	98,638	(25,160)
Unrealized appreciation (depreciation) during the period	689,575	90,855	1,279,447	212,897	250,799	122,338
Net increase (decrease) in net assets from operations	980,182	432,968	2,122,886	967,284	339,473	98,227
Changes from principal transactions:
Purchase payments	3,483	3,643	16,945	2,367	650	640
Transfers between sub-accounts and the company	(29,788)	(113,668)	(61,542)	(316,373)	38,618	(64,996)
Withdrawals	(394,117)	(340,307)	(1,329,268)	(563,530)	(164,885)	(133,728)
Annual contract fee	(1,096)	(1,203)	(32,516)	(28,540)	(956)	(926)
Net increase (decrease) in net assets from principal transactions	(421,518)	(451,535)	(1,406,381)	(906,076)	(126,573)	(199,010)
Total increase (decrease) in net assets	558,664	(18,567)	716,505	61,208	212,900	(100,783)
Net assets at beginning of period	4,507,150	4,525,717	9,840,653	9,779,445	1,556,347	1,657,130
Net assets at end of period	$5,065,814	$4,507,150	$10,557,158	$9,840,653	$1,769,247	$1,556,347

	2021	2020	2021	2020	2021	2020
Units, beginning of period	85,089	95,319	217,511	240,317	40,452	46,890
Units issued	1,942	655	18,566	12,221	3,690	2,375
Units redeemed	(8,862)	(10,885)	(45,400)	(35,027)	(6,560)	(8,813)
Units, end of period	78,169	85,089	190,677	217,511	37,582	40,452

See accompanying notes.

45 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series II		Money Market Trust Series I		Money Market Trust Series II
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$55,541	$84,036	$52	$5,202	$256	$21,301
Expenses:
Mortality and expense risk and administrative charges	(109,063)	(89,606)	(22,779)	(24,289)	(108,855)	(126,284)
Net investment income (loss)	(53,522)	(5,570)	(22,727)	(19,087)	(108,599)	(104,983)
Realized gains (losses) on investments:
Capital gain distributions received	333,183	134,441	-	-	-	-
Net realized gain (loss)	103,020	(558,842)	-	-	-	-
Realized gains (losses)	436,203	(424,401)	-	-	-	-
Unrealized appreciation (depreciation) during the period	1,018,991	796,389	-	(2)	-	(1)
Net increase (decrease) in net assets from operations	1,401,672	366,418	(22,727)	(19,089)	(108,599)	(104,984)
Changes from principal transactions:
Purchase payments	1,659	832	-	-	-	-
Transfers between sub-accounts and the company	8,530	(598,431)	(389,142)	(17,575)	(253,587)	(75,916)
Withdrawals	(546,267)	(360,919)	316,412	(85,612)	(929,464)	(676,622)
Annual contract fee	(20,272)	(19,390)	(2,790)	(3,063)	(65,340)	(73,443)
Net increase (decrease) in net assets from principal transactions	(556,350)	(977,908)	(75,520)	(106,250)	(1,248,391)	(825,981)
Total increase (decrease) in net assets	845,322	(611,490)	(98,247)	(125,339)	(1,356,990)	(930,965)
Net assets at beginning of period	6,388,937	7,000,427	1,598,423	1,723,762	8,080,751	9,011,716
Net assets at end of period	$7,234,259	$6,388,937	$1,500,176	$1,598,423	$6,723,761	$8,080,751

	2021	2020	2021	2020	2021	2020

Units, beginning of period	173,183	204,467	109,203	116,476	717,429	791,059
Units issued	8,012	4,433	1,578	6,385	2,035	6,626
Units redeemed	(20,827)	(35,717)	(6,694)	(13,658)	(112,687)	(80,256)
Units, end of period	160,368	173,183	104,087	109,203	606,777	717,429

See accompanying notes.

46 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money Market Trust Series NAV		Opportunistic Fixed Income Trust Series I		Opportunistic Fixed Income Trust Series II
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$19	$2,197	$36,739	$54,426	$164,827	$225,094
Expenses:
Mortality and expense risk and administrative charges	(8,946)	(10,220)	(19,341)	(19,593)	(98,055)	(96,220)
Net investment income (loss)	(8,927)	(8,023)	17,398	34,833	66,772	128,874
Realized gains (losses) on investments:
Capital gain distributions received	-	-	50,146	-	242,154	-
Net realized gain (loss)	-	-	(861)	927	54,726	(12,584)
Realized gains (losses)	-	-	49,285	927	296,880	(12,584)
Unrealized appreciation (depreciation) during the period	-	-	(113,999)	122,993	(601,954)	530,665
Net increase (decrease) in net assets from operations	(8,927)	(8,023)	(47,316)	158,753	(238,302)	646,955
Changes from principal transactions:
Purchase payments	-	-	230	1,370	5,002	1,352
Transfers between sub-accounts and the company	15,393	(3,083)	(38,141)	718	566,657	(203,947)
Withdrawals	(48,155)	(87,300)	(109,460)	(44,633)	(586,055)	(498,571)
Annual contract fee	(2,310)	(2,956)	(548)	(696)	(17,984)	(21,131)
Net increase (decrease) in net assets from principal transactions	(35,072)	(93,339)	(147,919)	(43,241)	(32,380)	(722,297)
Total increase (decrease) in net assets	(43,999)	(101,362)	(195,235)	115,512	(270,682)	(75,342)
Net assets at beginning of period	573,844	675,206	1,446,263	1,330,751	6,430,389	6,505,731
Net assets at end of period	$529,845	$573,844	$1,251,028	$1,446,263	$6,159,707	$6,430,389

	2021	2020	2021	2020	2021	2020

Units, beginning of period	47,294	54,955	34,518	35,712	284,550	320,524
Units issued	1,269	1,775	339	470	42,712	27,572
Units redeemed	(4,161)	(9,436)	(3,941)	(1,664)	(42,160)	(63,546)
Units, end of period	44,402	47,294	30,916	34,518	285,102	284,550

See accompanying notes.

47 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	PIMCO All Asset		Real Estate Securities Trust Series I		Real Estate Securities Trust Series II
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$97,305	$38,978	$22,541	$25,569	$70,688	$88,219
Expenses:
Mortality and expense risk and administrative charges	(13,990)	(12,817)	(22,827)	(20,543)	(89,308)	(77,251)
Net investment income (loss)	83,315	26,161	(286)	5,026	(18,620)	10,968
Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	152,199	-	581,740
Net realized gain (loss)	11,423	(8,307)	46,207	124,015	345,550	155,081
Realized gains (losses)	11,423	(8,307)	46,207	276,214	345,550	736,821
Unrealized appreciation (depreciation) during the period	29,050	28,770	513,515	(424,794)	1,765,960	(1,216,294)
Net increase (decrease) in net assets from operations	123,788	46,624	559,436	(143,554)	2,092,890	(468,505)
Changes from principal transactions:
Purchase payments	-	-	105	105	3,740	22,036
Transfers between sub-accounts and the company	(73,482)	(3,735)	(44,127)	(136,267)	(33,514)	(9,567)
Withdrawals	(82,077)	(62,050)	(42,369)	(162,949)	(839,786)	(346,282)
Annual contract fee	(2,566)	(2,847)	(546)	(595)	(11,976)	(11,509)
Net increase (decrease) in net assets from principal transactions	(158,125)	(68,632)	(86,937)	(299,706)	(881,536)	(345,322)
Total increase (decrease) in net assets	(34,337)	(22,008)	472,499	(443,260)	1,211,354	(813,827)
Net assets at beginning of period	895,238	917,246	1,302,016	1,745,276	5,047,787	5,861,614
Net assets at end of period	$860,901	$895,238	$1,774,515	$1,302,016	$6,259,141	$5,047,787

	2021	2020	2021	2020	2021	2020

Units, beginning of period	38,655	42,022	21,230	26,430	112,237	120,247
Units issued	197	383	291	654	4,564	7,109
Units redeemed	(6,286)	(3,750)	(1,483)	(5,854)	(20,638)	(15,119)
Units, end of period	32,566	38,655	20,038	21,230	96,163	112,237

See accompanying notes.

48 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Science & Technology Trust Series I		Science & Technology Trust Series II		Select Bond Trust Series I
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$-	$-	$-	$-	$15,684	$15,494
Expenses:
Mortality and expense risk and administrative charges	(152,282)	(122,916)	(188,668)	(147,524)	(5,271)	(6,059)
Net investment income (loss)	(152,282)	(122,916)	(188,668)	(147,524)	10,413	9,435
Realized gains (losses) on investments:
Capital gain distributions received	1,997,983	899,130	2,680,479	1,111,280	2,645	-
Net realized gain (loss)	952,490	467,709	1,025,497	613,423	941	16,050
Realized gains (losses)	2,950,473	1,366,839	3,705,976	1,724,703	3,586	16,050
Unrealized appreciation (depreciation) during the period	(2,092,847)	2,617,209	(2,755,382)	2,791,560	(25,494)	24,426
Net increase (decrease) in net assets from operations	705,344	3,861,132	761,926	4,368,739	(11,495)	49,911
Changes from principal transactions:
Purchase payments	75,626	17,314	11,415	1,725	-	-
Transfers between sub-accounts and the company	(785,149)	(186,584)	1,561,668	(788,086)	52,437	15,129
Withdrawals	(661,302)	(664,519)	(1,281,875)	(588,485)	(12,649)	(237,398)
Annual contract fee	(3,411)	(3,883)	(38,044)	(27,228)	(4,607)	(4,846)
Net increase (decrease) in net assets from principal transactions	(1,374,236)	(837,672)	253,164	(1,402,074)	35,181	(227,115)
Total increase (decrease) in net assets	(668,892)	3,023,460	1,015,090	2,966,665	23,686	(177,204)
Net assets at beginning of period	10,544,246	7,520,786	11,797,729	8,831,064	547,562	724,766
Net assets at end of period	$9,875,354	$10,544,246	$12,812,819	$11,797,729	$571,248	$547,562

	2021	2020	2021	2020	2021	2020

Units, beginning of period	160,306	175,218	139,747	162,236	33,830	48,413
Units issued	4,720	8,401	47,068	46,427	3,337	5,449
Units redeemed	(26,844)	(23,313)	(45,977)	(68,916)	(1,101)	(20,032)
Units, end of period	138,182	160,306	140,838	139,747	36,066	33,830

See accompanying notes.

49 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Select Bond Trust Series II		Short Term Government Income Trust Series I		Short Term Government Income Trust Series II
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$1,450,349	$1,516,082	$38,341	$39,534	$50,774	$72,156
Expenses:
Mortality and expense risk and administrative charges	(858,237)	(814,905)	(34,756)	(35,529)	(56,433)	(68,445)
Net investment income (loss)	592,112	701,177	3,585	4,005	(5,659)	3,711
Realized gains (losses) on investments:
Capital gain distributions received	263,208	-	-	-	-	-
Net realized gain (loss)	367,252	612,550	(9,473)	(3,576)	(26,293)	50,089
Realized gains (losses)	630,460	612,550	(9,473)	(3,576)	(26,293)	50,089
Unrealized appreciation (depreciation) during the period	(2,856,109)	2,258,435	(64,614)	43,802	(84,469)	1,383
Net increase (decrease) in net assets from operations	(1,633,537)	3,572,162	(70,502)	44,231	(116,421)	55,183
Changes from principal transactions:
Purchase payments	15,445	15,984	129,668	28,480	18,813	1,000
Transfers between sub-accounts and the company	4,797,529	5,029,468	(33,116)	280,874	(229,999)	2,255,745
Withdrawals	(5,163,198)	(4,900,719)	(258,710)	(157,482)	(404,354)	(182,867)
Annual contract fee	(223,692)	(234,173)	(688)	(907)	(8,324)	(8,247)
Net increase (decrease) in net assets from principal transactions	(573,916)	(89,440)	(162,846)	150,965	(623,864)	2,065,631
Total increase (decrease) in net assets	(2,207,453)	3,482,722	(233,348)	195,196	(740,285)	2,120,814
Net assets at beginning of period	57,591,942	54,109,220	2,347,843	2,152,647	4,908,193	2,787,379
Net assets at end of period	$55,384,489	$57,591,942	$2,114,495	$2,347,843	$4,167,908	$4,908,193

	2021	2020	2021	2020	2021	2020

Units, beginning of period	3,867,040	3,893,149	189,352	176,853	406,341	235,799
Units issued	557,038	1,597,503	14,643	40,694	240,090	399,304
Units redeemed	(593,980)	(1,623,612)	(28,053)	(28,195)	(287,241)	(228,762)
Units, end of period	3,830,098	3,867,040	175,942	189,352	359,190	406,341

See accompanying notes.

50 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Index Trust Series I		Small Cap Index Trust Series II		Small Cap Opportunities Trust Series I
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$1,581	$2,619	$24,260	$57,017	$13,275	$13,619
Expenses:
Mortality and expense risk and administrative charges	(3,889)	(2,912)	(97,720)	(72,191)	(39,876)	(27,871)
Net investment income (loss)	(2,308)	(293)	(73,460)	(15,174)	(26,601)	(14,252)
Realized gains (losses) on investments:
Capital gain distributions received	19,644	13,596	446,710	341,248	57,256	112,581
Net realized gain (loss)	9,449	(21,551)	101,543	(5,026)	11,333	(67,262)
Realized gains (losses)	29,093	(7,955)	548,253	336,222	68,589	45,319
Unrealized appreciation (depreciation) during the period	280	31,232	234,211	510,965	628,676	141,099
Net increase (decrease) in net assets from operations	27,065	22,984	709,004	832,013	670,664	172,166
Changes from principal transactions:
Purchase payments	-	-	9,382	2,437	300	300
Transfers between sub-accounts and the company	48,449	(9,072)	124,782	(87,259)	41,985	(29,299)
Withdrawals	(29,415)	(31,061)	(344,404)	(295,887)	(167,321)	(66,455)
Annual contract fee	(117)	(108)	(21,622)	(18,330)	(533)	(564)
Net increase (decrease) in net assets from principal transactions	18,917	(40,241)	(231,862)	(399,039)	(125,569)	(96,018)
Total increase (decrease) in net assets	45,982	(17,257)	477,142	432,974	545,095	76,148
Net assets at beginning of period	227,729	244,986	5,655,205	5,222,231	2,339,425	2,263,277
Net assets at end of period	$273,711	$227,729	$6,132,347	$5,655,205	$2,884,520	$2,339,425

	2021	2020	2021	2020	2021	2020
Units, beginning of period	5,440	6,950	133,684	144,681	51,429	53,912
Units issued	1,381	1,191	5,174	8,656	1,409	1,753
Units redeemed	(1,031)	(2,701)	(9,307)	(19,653)	(3,819)	(4,236)
Units, end of period	5,790	5,440	129,551	133,684	49,019	51,429

See accompanying notes.

51 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Opportunities Trust Series II		Small Cap Stock Trust Series II		Small Cap Value Trust Series II
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$20,700	$25,727	$-	$-	$8,524	$16,320
Expenses:
Mortality and expense risk and administrative charges	(98,501)	(69,646)	(61,724)	(45,030)	(39,287)	(29,768)
Net investment income (loss)	(77,801)	(43,919)	(61,724)	(45,030)	(30,763)	(13,448)
Realized gains (losses) on investments:
Capital gain distributions received	142,264	290,407	637,664	396,058	22,604	223,547
Net realized gain (loss)	39,695	(164,200)	40,599	(74,487)	(105,720)	(250,691)
Realized gains (losses)	181,959	126,207	678,263	321,571	(83,116)	(27,144)
Unrealized appreciation (depreciation) during the period	1,528,888	342,248	(636,549)	997,543	632,978	(216,535)
Net increase (decrease) in net assets from operations	1,633,046	424,536	(20,010)	1,274,084	519,099	(257,127)
Changes from principal transactions:
Purchase payments	46,260	46,528	9	72	216	728
Transfers between sub-accounts and the company	(141,611)	(280,526)	(8,775)	55,851	15,023	(271,256)
Withdrawals	(337,237)	(107,744)	(472,864)	(155,252)	(308,680)	(60,743)
Annual contract fee	(26,050)	(19,873)	(6,072)	(4,977)	(3,812)	(3,165)
Net increase (decrease) in net assets from principal transactions	(458,638)	(361,615)	(487,702)	(104,306)	(297,253)	(334,436)
Total increase (decrease) in net assets	1,174,408	62,921	(507,712)	1,169,778	221,846	(591,563)
Net assets at beginning of period	5,696,771	5,633,850	4,002,046	2,832,268	2,185,274	2,776,837
Net assets at end of period	$6,871,179	$5,696,771	$3,494,334	$4,002,046	$2,407,120	$2,185,274

	2021	2020	2021	2020	2021	2020
Units, beginning of period	131,224	140,140	69,611	73,293	69,150	80,045
Units issued	2,544	3,379	10,053	8,071	13,097	8,226
Units redeemed	(11,043)	(12,295)	(18,727)	(11,753)	(21,166)	(19,121)
Units, end of period	122,725	131,224	60,937	69,611	61,081	69,150

See accompanying notes.

52 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Company Value Trust Series I		Small Company Value Trust Series II		Strategic Income Opportunities Trust Series I
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$7,401	$5,460	$9,073	$6,288	$81,095	$39,227
Expenses:
Mortality and expense risk and administrative charges	(36,294)	(28,377)	(111,853)	(90,739)	(34,832)	(34,498)
Net investment income (loss)	(28,893)	(22,917)	(102,780)	(84,451)	46,263	4,729
Realized gains (losses) on investments:
Capital gain distributions received	61,209	125,154	181,698	381,722	-	-
Net realized gain (loss)	(197,761)	(344,855)	(615,403)	(1,560,370)	15,364	(3,038)
Realized gains (losses)	(136,552)	(219,701)	(433,705)	(1,178,648)	15,364	(3,038)
Unrealized appreciation (depreciation) during the period	613,928	377,051	1,860,706	1,591,113	(75,832)	159,706
Net increase (decrease) in net assets from operations	448,483	134,433	1,324,221	328,014	(14,205)	161,397
Changes from principal transactions:
Purchase payments	18,501	500	489	2,124	26,696	1,993
Transfers between sub-accounts and the company	(13,977)	(2,071)	(128,736)	(275,256)	(24,923)	(37,186)
Withdrawals	(193,980)	(244,074)	(943,030)	(449,005)	(198,585)	(174,017)
Annual contract fee	(1,075)	(1,028)	(17,748)	(15,351)	(898)	(1,095)
Net increase (decrease) in net assets from principal transactions	(190,531)	(246,673)	(1,089,025)	(737,488)	(197,710)	(210,305)
Total increase (decrease) in net assets	257,952	(112,240)	235,196	(409,474)	(211,915)	(48,908)
Net assets at beginning of period	2,196,056	2,308,296	6,772,077	7,181,551	2,455,000	2,503,908
Net assets at end of period	$2,454,008	$2,196,056	$7,007,273	$6,772,077	$2,243,085	$2,455,000

	2021	2020	2021	2020	2021	2020
Units, beginning of period	40,131	45,403	153,662	175,612	94,896	103,786
Units issued	1,061	875	1,289	11,247	4,643	787
Units redeemed	(4,589)	(6,147)	(23,816)	(33,197)	(13,361)	(9,677)
Units, end of period	36,603	40,131	131,135	153,662	86,178	94,896

See accompanying notes.

53 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Strategic Income Opportunities Trust Series
	II		Total Bond Market Series Trust NAV		Total Bond Market Trust Series II
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$140,278	$66,496	$15,802	$14,508	$122,210	$107,285
Expenses:
Mortality and expense risk and administrative charges	(71,367)	(74,988)	(6,448)	(7,331)	(76,123)	(76,176)
Net investment income (loss)	68,911	(8,492)	9,354	7,177	46,087	31,109
Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	-	-
Net realized gain (loss)	52,296	7,309	370	15,067	26,847	168,111
Realized gains (losses)	52,296	7,309	370	15,067	26,847	168,111
Unrealized appreciation (depreciation) during the period	(158,658)	279,244	(28,121)	30,369	(268,395)	58,734
Net increase (decrease) in net assets from operations	(37,451)	278,061	(18,397)	52,613	(195,461)	257,954
Changes from principal transactions:
Purchase payments	5,410	1,735	-	-	-	-
Transfers between sub-accounts and the company	324,912	(78,876)	70,295	23,730	1,652,562	1,225,128
Withdrawals	(558,711)	(570,829)	(16,021)	(279,342)	(422,590)	(899,276)
Annual contract fee	(11,990)	(15,478)	(5,629)	(5,982)	(26,539)	(27,905)
Net increase (decrease) in net assets from principal transactions	(240,379)	(663,448)	48,645	(261,594)	1,203,433	297,947
Total increase (decrease) in net assets	(277,830)	(385,387)	30,248	(208,981)	1,007,972	555,901
Net assets at beginning of period	4,764,755	5,150,142	670,718	879,699	4,926,668	4,370,767
Net assets at end of period	$4,486,925	$4,764,755	$700,966	$670,718	$5,934,640	$4,926,668

	2021	2020	2021	2020	2021	2020
Units, beginning of period	191,713	220,638	45,559	63,594	358,281	336,114
Units issued	16,098	28,065	4,961	9,391	151,436	260,451
Units redeemed	(25,429)	(56,990)	(1,536)	(27,426)	(65,407)	(238,284)
Units, end of period	182,382	191,713	48,984	45,559	444,310	358,281

See accompanying notes.

54 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Stock Market Index Trust Series I		Total Stock Market Index Trust Series II		Ultra Short Term Bond Trust Series II
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$45,792	$58,804	$61,454	$85,517	$303,133	$406,357
Expenses:
Mortality and expense risk and administrative charges	(62,055)	(50,259)	(108,991)	(86,782)	(293,663)	(317,544)
Net investment income (loss)	(16,263)	8,545	(47,537)	(1,265)	9,470	88,813
Realized gains (losses) on investments:
Capital gain distributions received	200,506	293,266	324,754	476,576	-	-
Net realized gain (loss)	127,576	90,227	223,302	190,959	(152,443)	(56,701)
Realized gains (losses)	328,082	383,493	548,056	667,535	(152,443)	(56,701)
Unrealized appreciation (depreciation) during the period	548,029	259,432	852,182	392,311	(271,298)	(97,240)
Net increase (decrease) in net assets from operations	859,848	651,470	1,352,701	1,058,581	(414,271)	(65,128)
Changes from principal transactions:
Purchase payments	10,920	11,040	356	455	353,464	507,916
Transfers between sub-accounts and the company	(47,688)	(54,817)	(13,824)	49,085	562,152	15,605,353
Withdrawals	(273,829)	(333,325)	(341,451)	(234,873)	(6,248,780)	(11,948,302)
Annual contract fee	(1,515)	(1,616)	(24,030)	(23,894)	(116,770)	(113,143)
Net increase (decrease) in net assets from principal transactions	(312,112)	(378,718)	(378,949)	(209,227)	(5,449,934)	4,051,824
Total increase (decrease) in net assets	547,736	272,752	973,752	849,354	(5,864,205)	3,986,696
Net assets at beginning of period	3,913,631	3,640,879	6,300,924	5,451,570	21,856,972	17,870,276
Net assets at end of period	$4,461,367	$3,913,631	$7,274,676	$6,300,924	$15,992,767	$21,856,972

	2021	2020	2021	2020	2021	2020
Units, beginning of period	110,021	122,618	140,634	145,123	1,923,895	1,560,180
Units issued	1,203	4,706	221	3,620	692,360	2,292,311
Units redeemed	(9,501)	(17,303)	(8,184)	(8,109)	(1,176,521)	(1,928,596)
Units, end of period	101,723	110,021	132,671	140,634	1,439,734	1,923,895

See accompanying notes.

55 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

1. Organization

John Hancock Life Insurance Company of New York Separate Account A (the “Account”) is a separate account established by John Hancock Life Insurance Company of New York (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 97 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 2 active sub-accounts that are invested in portfolios of other Non -affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“JHUSA”), which in turn is an indirect, wholly owned subsidiary of the Manufacturers Life Insurance Company whic h is an indirect, wholly owned subsidiary of Manulife Financial Corporation (““MFC””), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 4 classes of units to fund Contracts issued by the Company. These classes, Series I, Series II, Series III and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II, Series III and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub -accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Global Trust Series I	Global Equity Trust Series I	04/01/2021
Global Trust Series II	Global Equity Trust Series II	04/01/2021
Mid Cap Stock Trust Series I	Mid Cap Growth Trust Series I	10/01/2021
Mid Cap Stock Trust Series II	Mid Cap Growth Trust Series II	10/01/2021

Sub-accounts closed in 2021 are as follows:

Sub-accounts Closed	Effective Date
Lifestyle Aggressive Portfolio Series I	04/23/2021
Lifestyle Aggressive Portfolio Series II	04/23/2021
Managed Volatility Aggressive Portfolio Series I	04/23/2021
Managed Volatility Aggressive Portfolio Series II	04/23/2021

56 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis .

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2021.

57 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2021, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors , LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

58 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three -level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

●	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
●	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
●	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2021. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$2,527,262,301	-	-	2,527,262,301
NonAffiliated	$3,931,810	-	-	3,931,810
Total	$2,531,194,111	-	-	2,531,194,111

Assets owned by the Account are primarily open -ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2021.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

6. Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2021 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series I	$1,241,159	$1,399,784
500 Index Fund Series II	3,149,774	3,699,502
500 Index Fund Series NAV	386,846	1,161,473
Active Bond Trust Series I	79,405	243,599
Active Bond Trust Series II	3,245,032	3,289,613
American Asset Allocation Trust Series I	544,240	583,705
American Asset Allocation Trust Series II	4,879,402	7,912,438
American Global Growth Trust Series II	683,738	1,147,630
American Global Growth Trust Series III	582	745
American Growth Trust Series II	7,751,190	17,485,632
American Growth Trust Series III	28,574	32,088
American Growth-Income Trust Series I	634,920	772,642
American Growth-Income Trust Series II	5,469,533	15,637,138
American Growth-Income Trust Series III	31,459	54,229
American International Trust Series II	4,718,898	4,952,062
American International Trust Series III	30,136	10,798
Blue Chip Growth Trust Series I	3,836,555	3,003,633
Blue Chip Growth Trust Series II	5,256,883	5,960,537
Capital Appreciation Trust Series I	2,474,602	1,520,463
Capital Appreciation Trust Series II	2,464,097	1,882,482
Capital Appreciation Value Trust Series II	2,400,995	2,460,249
Core Bond Trust Series I	354,257	575,238
Core Bond Trust Series II	2,019,701	3,164,792
Disciplined Value International Trust Series I	133,259	280,247
Disciplined Value International Trust Series II	383,248	761,603
DWS Equity 500 Index	149,991	124,147
Emerging Markets Value Trust Series II	304,799	332,033
Equity Income Trust Series I	1,172,522	2,067,019
Equity Income Trust Series II	2,176,976	5,450,741
Financial Industries Trust Series I	96,784	97,207
Financial Industries Trust Series II	1,380,198	1,452,016
Fundamental All Cap Core Trust Series II	631,627	552,123
Fundamental Large Cap Value Trust Series I	3,031,000	2,340,162
Fundamental Large Cap Value Trust Series II	3,749,897	4,428,078
Global Equity Trust Series I (a)	25,738	622,641
Global Equity Trust Series II (b)	290,539	490,708
Health Sciences Trust Series I	879,124	626,896
Health Sciences Trust Series II	1,859,176	2,682,028
High Yield Trust Series I	226,073	313,274
High Yield Trust Series II	1,489,817	1,932,463
International Equity Index Series I	107,338	39,772
International Equity Index Series II	290,382	382,520
International Equity Index Series NAV	81,703	95,834
International Small Company Trust Series I	70,822	133,483
International Small Company Trust Series II	182,166	312,371
Investment Quality Bond Trust Series I	331,511	412,349
Investment Quality Bond Trust Series II	3,251,946	3,880,591
Lifestyle Aggressive Portfolio Series I (c)	237,073	1,294,988
Lifestyle Aggressive Portfolio Series II (c)	2,482,068	12,373,624

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

6. Purchases and Sales of Investments (continued):

Sub-Account	Purchases	Sales
Lifestyle Balanced Portfolio Series I	$588,183	$978,327
Lifestyle Balanced Portfolio Series II	29,063,018	32,246,776
Lifestyle Conservative Portfolio Series I	496,132	335,718
Lifestyle Conservative Portfolio Series II	4,231,281	8,196,503
Lifestyle Growth Portfolio Series I	2,476,899	1,444,530
Lifestyle Growth Portfolio Series II	79,713,479	73,964,940
Lifestyle Growth Portfolio Series NAV	11,514	7,138
Lifestyle Moderate Portfolio Series I	207,662	164,952
Lifestyle Moderate Portfolio Series II	9,137,839	11,190,679
Managed Volatility Aggressive Portfolio Series I (c)	72,874	494,034
Managed Volatility Aggressive Portfolio Series II (c)	75,938	2,934,580
Managed Volatility Balanced Portfolio Series I	193,500	893,407
Managed Volatility Balanced Portfolio Series II	5,653,005	24,234,106
Managed Volatility Conservative Portfolio Series I	36,742	226,095
Managed Volatility Conservative Portfolio Series II	2,985,622	7,599,548
Managed Volatility Growth Portfolio Series I	617,268	668,331
Managed Volatility Growth Portfolio Series II	9,398,029	26,636,857
Managed Volatility Moderate Portfolio Series I	73,630	238,906
Managed Volatility Moderate Portfolio Series II	2,777,660	10,865,318
Mid Cap Growth Trust Series I (d)	2,748,632	732,812
Mid Cap Growth Trust Series II (e)	4,603,052	1,916,920
Mid Cap Index Trust Series I	430,584	612,741
Mid Cap Index Trust Series II	1,703,865	2,619,457
Mid Value Trust Series I	253,679	310,526
Mid Value Trust Series II	745,544	1,022,235
Money Market Trust Series I	23,760	122,007
Money Market Trust Series II	21,788	1,378,778
Money Market Trust Series NAV	15,109	59,107
Opportunistic Fixed Income Trust Series I	100,069	180,444
Opportunistic Fixed Income Trust Series II	1,346,872	1,070,327
PIMCO All Asset	99,085	173,893
Real Estate Securities Trust Series I	44,359	131,583
Real Estate Securities Trust Series II	310,048	1,210,205
Science & Technology Trust Series I	2,394,578	1,923,112
Science & Technology Trust Series II	7,055,060	4,310,084
Select Bond Trust Series I	70,605	22,365
Select Bond Trust Series II	9,714,491	9,433,089
Short Term Government Income Trust Series I	218,365	377,625
Short Term Government Income Trust Series II	2,860,655	3,490,179
Small Cap Index Trust Series I	87,047	50,793
Small Cap Index Trust Series II	681,885	540,498
Small Cap Opportunities Trust Series I	148,183	243,096
Small Cap Opportunities Trust Series II	276,717	670,891
Small Cap Stock Trust Series II	1,238,260	1,150,021
Small Cap Value Trust Series II	551,397	856,809
Small Company Value Trust Series I	135,955	294,171
Small Company Value Trust Series II	249,930	1,260,037
Strategic Income Opportunities Trust Series I	198,570	350,017
Strategic Income Opportunities Trust Series II	526,670	698,139
Total Bond Market Series Trust NAV	85,896	27,896
Total Bond Market Trust Series II	2,196,746	947,224
Total Stock Market Index Trust Series I	293,210	421,078

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

6. Purchases and Sales of Investments (continued):

Sub-Account	Purchases	Sales
Total Stock Market Index Trust Series II	$396,142	$497,873
Ultra Short Term Bond Trust Series I	208,835	208,653
Ultra Short Term Bond Trust Series II	8,035,583	13,476,047

(a) Renamed on April 1, 2021. Previously known as Global Trust Series I.

(b)	Renamed on April 1, 2021. Previously known as Global Trust Series II.

(c)	Terminated as an investment option on April 23, 2021. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(d)	Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series I.

(e)	Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series II.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
500 Index Fund Series I(*)	2021	383	$ 43.24 to $ 41.88	$ 16,647	1.75 % to 1.40%	1.33%	26.51 % to 26.07%
	2020	403	34.18 to 33.22	13,817	1.75 to 1.40	1.82	16.46 to 16.06
	2019	449	29.35 to 28.62	13,215	1.75 to 1.40	1.69	29.23 to 28.78
	2018	491	22.71 to 22.22	11,195	1.75 to 1.40	1.31	-6.03 to -6.36
	2017	550	24.16 to 23.73	13,369	1.75 to 1.40	1.68	19.84 to 19.42

500 Index Fund Series II(*)	2021	451	40.55 to 28.35	18,986	1.90 to 1.00	1.12	26.76 to 25.63
	2020	477	32.41 to 22.04	15,929	1.85 to 1.35	1.64	16.25 to 15.66
	2019	538	28.94 to 28.02	15,496	1.85 to 1.40	1.46	29.01 to 28.43
	2018	609	22.43 to 21.82	13,605	1.85 to 1.40	1.20	-6.21 to -6.64
	2017	576	23.92 to 23.37	13,772	1.85 to 1.40	1.58	19.60 to 19.07

500 Index Fund Series NAV(*)	2021	155	45.89 to 40.08	6,508	1.75 to 0.80	1.31	27.33 to 26.13
	2020	182	36.04 to 31.78	6,039	1.75 to 0.80	1.81	17.19 to 16.08
	2019	203	30.75 to 27.38	5,800	1.75 to 0.80	1.69	30.11 to 28.88
	2018	235	23.63 to 21.24	5,187	1.75 to 0.80	1.34	-5.41 to -6.31
	2017	282	24.98 to 22.67	6,605	1.75 to 0.80	1.69	20.58 to 19.44

Active Bond Trust Series I(*)	2021	48	22.21 to 20.95	1,058	1.75 to 1.40	3.12	-1.95 to -2.29
	2020	57	22.66 to 21.45	1,283	1.75 to 1.40	2.92	7.28 to 6.90
	2019	63	21.12 to 20.06	1,330	1.75 to 1.40	2.78	7.74 to 7.36
	2018	66	19.60 to 18.69	1,297	1.75 to 1.40	2.96	-1.99 to -2.34
	2017	79	20.00 to 19.13	1,570	1.75 to 1.40	3.33	3.39 to 3.03

Active Bond Trust Series II(*)	2021	984	19.94 to 14.04	20,399	1.85 to 1.15	2.95	-1.91 to -2.59
	2020	1,013	20.47 to 14.32	21,505	1.85 to 1.15	2.79	7.32 to 6.57
	2019	1,037	19.21 to 13.34	20,662	1.85 to 1.15	2.50	7.78 to 7.03
	2018	1,088	17.94 to 12.38	20,208	1.85 to 1.15	2.98	-1.94 to -2.63
	2017	1,205	18.43 to 12.62	22,929	1.85 to 1.15	3.25	3.44 to 2.72

American Asset Allocation Trust Series I(*)	2021	214	28.45 to 27.02	6,031	1.75 to 1.40	1.59	13.11 to 12.72
	2020	228	25.15 to 23.97	5,684	1.75 to 1.40	1.37	10.46 to 10.07
	2019	243	22.77 to 21.78	5,491	1.75 to 1.40	1.35	19.10 to 18.68
	2018	269	19.12 to 18.35	5,111	1.75 to 1.40	1.54	-6.24 to -6.57
	2017	304	20.39 to 19.64	6,180	1.75 to 1.40	1.10	14.18 to 13.79

American Asset Allocation Trust Series II(*)	2021	2,414	27.85 to 26.02	65,818	1.90 to 1.00	1.46	13.47 to 12.45
	2020	2,666	24.54 to 23.14	64,361	1.90 to 1.00	1.22	10.80 to 9.81
	2019	3,053	22.15 to 21.07	66,750	1.90 to 1.00	1.21	19.47 to 18.40
	2018	3,559	18.54 to 17.80	65,410	1.90 to 1.00	1.48	-6.01 to -6.86
	2017	4,101	19.73 to 19.11	80,569	1.90 to 1.00	1.05	14.54 to 13.52

American Global Growth Trust Series II(*)	2021	279	39.01 to 36.31	10,777	1.85 to 1.00	0.00	14.77 to 13.79
	2020	304	33.99 to 31.91	10,275	1.85 to 1.00	0.07	28.51 to 27.42
	2019	378	26.45 to 25.04	9,968	1.85 to 1.00	0.53	33.32 to 32.19
	2018	465	19.84 to 18.94	9,227	1.85 to 1.00	0.59	-10.37 to -11.13
	2017	510	22.14 to 21.32	11,325	1.85 to 1.00	0.17	29.62 to 28.53

American Global Growth Trust Series III(*)	2021	0	46.62 to 46.62	9	0.80 to 0.80	0.00	15.48 to 15.48
	2020	0	40.37 to 40.37	8	0.80 to 0.80	0.06	29.40 to 29.40
	2019	0	31.20 to 31.20	7	0.80 to 0.80	0.99	34.10 to 34.10
	2018	0	23.27 to 23.27	6	0.80 to 0.80	1.02	-9.77 to -9.77
	2017	0	25.79 to 25.79	8	0.80 to 0.80	0.58	30.30 to 30.30

American Growth Trust Series II(*)	2021	1,194	85.95 to 57.23	100,218	1.90 to 1.00	0.32	20.28 to 19.20
	2020	1,392	72.10 to 47.58	97,231	1.90 to 1.00	0.08	49.95 to 48.60
	2019	1,779	48.52 to 31.73	83,164	1.90 to 1.00	0.73	28.90 to 27.75
	2018	2,142	37.98 to 24.62	77,952	1.90 to 1.00	0.30	-1.70 to -2.59
	2017	2,475	38.99 to 25.04	92,071	1.90 to 1.00	0.28	26.47 to 25.34

American Growth Trust Series III(*)	2021	7	64.36 to 57.99	413	1.55 to 0.80	0.74	21.03 to 20.12
	2020	7	53.18 to 48.28	367	1.55 to 0.80	0.07	50.77 to 49.64
	2019	10	35.27 to 32.26	339	1.55 to 0.80	1.14	29.76 to 28.79
	2018	13	27.18 to 25.05	336	1.55 to 0.80	0.73	-1.08 to -1.82
	2017	14	27.48 to 25.51	382	1.55 to 0.80	0.63	27.20 to 26.25

American Growth-Income Trust Series I(*)	2021	133	58.94 to 55.21	7,736	1.75 to 1.40	0.75	21.89 to 21.47
	2020	142	48.35 to 45.45	6,769	1.75 to 1.40	1.36	11.53 to 11.14
	2019	151	43.35 to 40.90	6,450	1.75 to 1.40	1.49	23.95 to 23.52
	2018	171	34.97 to 33.11	5,893	1.75 to 1.40	1.35	-3.55 to -3.89
	2017	195	36.26 to 34.45	6,959	1.75 to 1.40	1.04	20.34 to 19.92

American Growth-Income Trust Series II(*)	2021	1,572	52.92 to 39.64	82,739	1.90 to 1.00	0.65	22.29 to 21.19
	2020	1,855	43.66 to 32.41	80,045	1.90 to 1.00	1.28	11.90 to 10.89
	2019	1,966	39.38 to 28.97	76,401	1.90 to 1.00	1.39	24.39 to 23.28
	2018	2,321	31.94 to 23.29	72,809	1.90 to 1.00	1.27	-3.24 to -4.12
	2017	2,655	33.31 to 24.07	86,582	1.90 to 1.00	0.97	20.68 to 19.60

63 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
American Growth-Income Trust Series III(*)	2021	12	$ 45.24 to $ 40.76	$ 538	1.55 % to 0.80%	1.10%	23.14 % to 22.22%
	2020	13	36.74 to 33.35	481	1.55 to 0.80	1.51	12.57 to 11.72
	2019	18	32.64 to 29.85	561	1.55 to 0.80	1.82	25.16 to 24.22
	2018	21	26.08 to 24.03	539	1.55 to 0.80	1.75	-2.60 to -3.34
	2017	23	26.77 to 24.86	602	1.55 to 0.80	1.21	21.42 to 20.51

American International Trust Series II(*)	2021	1,190	36.81 to 20.63	39,888	1.90 to 1.00	1.74	-2.94 to -3.81
	2020	1,196	38.27 to 21.26	41,572	1.90 to 1.00	0.26	12.26 to 11.25
	2019	1,272	34.40 to 18.93	39,802	1.90 to 1.00	0.80	21.05 to 19.97
	2018	1,485	28.67 to 15.64	38,612	1.90 to 1.00	2.54	-14.45 to -15.23
	2017	1,555	33.82 to 18.28	47,579	1.90 to 1.00	0.72	30.19 to 29.03

American International Trust Series III(*)	2021	12	21.02 to 18.94	256	1.55 to 0.80	2.29	-2.29 to -3.02
	2020	12	21.52 to 19.53	246	1.55 to 0.80	0.61	13.07 to 12.22
	2019	16	19.03 to 17.40	303	1.55 to 0.80	1.27	21.91 to 21.00
	2018	19	15.61 to 14.38	296	1.55 to 0.80	3.13	-13.90 to -14.54
	2017	19	18.13 to 16.83	341	1.55 to 0.80	1.08	31.07 to 30.09

Blue Chip Growth Trust Series I(*)	2021	269	121.43 to 53.14	28,130	1.75 to 1.40	0.00	15.24 to 14.84
	2020	290	105.37 to 46.28	26,684	1.75 to 1.40	0.00	32.43 to 31.97
	2019	327	79.57 to 35.07	22,593	1.75 to 1.40	0.00	27.99 to 27.54
	2018	367	62.17 to 27.49	19,952	1.75 to 1.40	0.02	0.55 to 0.19
	2017	403	61.83 to 27.44	21,947	1.75 to 1.40	0.07	34.39 to 33.93

Blue Chip Growth Trust Series II(*)	2021	264	70.34 to 55.29	19,392	1.90 to 1.00	0.00	15.47 to 14.44
	2020	310	61.46 to 47.88	19,775	1.90 to 1.00	0.00	32.73 to 31.54
	2019	357	46.73 to 36.08	17,253	1.90 to 1.00	0.00	28.24 to 27.09
	2018	406	36.77 to 28.13	15,333	1.90 to 1.00	0.00	0.76 to -0.15
	2017	451	36.82 to 27.92	17,067	1.90 to 1.00	0.00	34.62 to 33.41

Capital Appreciation Trust Series I(*)	2021	297	53.23 to 49.43	15,701	1.75 to 1.40	0.00	14.14 to 13.74
	2020	323	46.64 to 43.46	14,931	1.75 to 1.40	0.00	53.87 to 53.33
	2019	360	30.31 to 28.34	10,828	1.75 to 1.40	0.04	31.05 to 30.59
	2018	417	23.13 to 21.70	9,566	1.75 to 1.40	0.26	-2.19 to -2.53
	2017	467	23.65 to 22.27	10,946	1.75 to 1.40	0.06	34.64 to 34.17

Capital Appreciation Trust Series II(*)	2021	159	74.63 to 61.49	12,341	1.85 to 1.00	0.00	14.49 to 13.52
	2020	179	65.74 to 53.71	12,198	1.85 to 1.00	0.00	54.15 to 52.84
	2019	188	43.01 to 34.84	8,323	1.85 to 1.00	0.01	31.33 to 30.21
	2018	216	33.03 to 26.53	7,306	1.85 to 1.00	0.04	-1.98 to -2.82
	2017	238	33.99 to 27.07	8,253	1.85 to 1.00	0.00	34.85 to 33.72

Capital Appreciation Value Trust Series II(*)	2021	516	37.50 to 35.26	19,202	1.90 to 1.00	0.58	16.68 to 15.63
	2020	571	32.43 to 30.22	18,313	1.90 to 1.00	0.90	16.02 to 14.98
	2019	633	28.20 to 26.05	17,554	1.90 to 1.00	1.20	22.86 to 21.76
	2018	699	23.16 to 21.20	15,855	1.90 to 1.00	1.85	-0.90 to -1.79
	2017	1,060	23.58 to 21.39	24,424	1.90 to 1.00	1.24	13.85 to 12.83

Core Bond Trust Series I(*)	2021	262	19.18 to 18.10	4,941	1.75 to 1.40	1.77	-3.32 to -3.66
	2020	286	19.84 to 18.78	5,573	1.75 to 1.40	2.32	7.11 to 6.73
	2019	305	18.53 to 17.60	5,555	1.75 to 1.40	2.40	6.82 to 6.45
	2018	324	17.34 to 16.53	5,523	1.75 to 1.40	2.32	-1.98 to -2.32
	2017	388	17.69 to 16.93	6,754	1.75 to 1.40	2.08	1.97 to 1.62

Core Bond Trust Series II(*)	2021	451	17.56 to 13.81	7,941	1.85 to 1.00	1.59	-3.20 to -4.02
	2020	535	18.29 to 14.27	9,816	1.85 to 1.00	2.21	7.42 to 6.51
	2019	525	17.17 to 13.28	9,004	1.85 to 1.00	2.17	6.97 to 6.06
	2018	587	16.19 to 12.42	9,472	1.85 to 1.00	2.13	-1.78 to -2.62
	2017	767	16.63 to 12.64	12,698	1.85 to 1.00	1.84	2.18 to 1.32

Disciplined Value International Trust Series I(*)	2021	154	23.54 to 21.89	3,600	1.75 to 1.40	2.56	11.49 to 11.10
	2020	163	21.12 to 19.70	3,405	1.75 to 1.40	2.11	1.83 to 1.48
	2019	177	20.74 to 19.41	3,641	1.75 to 1.40	2.73	10.77 to 10.38
	2018	196	18.72 to 17.59	3,629	1.75 to 1.40	2.33	-16.22 to -16.52
	2017	234	21.07 to 15.20	5,172	1.75 to 1.00	1.79	15.98 to 15.12

Disciplined Value International Trust Series II(*)	2021	217	23.84 to 17.37	5,459	1.85 to 1.00	2.36	11.74 to 10.79
	2020	235	21.52 to 15.55	5,298	1.85 to 1.00	1.91	2.04 to 1.17
	2019	261	21.27 to 15.24	5,779	1.85 to 1.00	2.53	11.01 to 10.08
	2018	287	19.32 to 13.72	5,778	1.85 to 1.00	2.20	-16.02 to -16.74
	2017	329	23.20 to 16.34	7,928	1.85 to 1.00	1.62	15.72 to 14.74

DWS Equity 500 Index	2021	42	75.09 to 70.20	3,071	1.75 to 1.40	1.05	26.09 to 25.65
	2020	43	59.55 to 55.87	2,508	1.75 to 1.40	1.32	16.00 to 15.59
	2019	51	51.34 to 48.33	2,543	1.75 to 1.40	1.67	28.82 to 28.37
	2018	63	39.85 to 37.65	2,456	1.75 to 1.40	1.31	-6.33 to -6.66
	2017	73	42.55 to 40.34	3,018	1.75 to 1.40	1.37	19.38 to 18.97

64 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
Emerging Markets Value Trust Series II(*)	2021	289	$ 13.66 to $ 13.18	$ 3,871	1.85 % to 1.00%	2.18%	9.98 % to 9.05%
	2020	292	12.42 to 12.09	3,583	1.85 to 1.00	2.09	2.33 to 1.46
	2019	330	12.14 to 11.92	3,963	1.85 to 1.00	2.95	9.60 to 8.68
	2018	360	11.08 to 10.96	3,967	1.85 to 1.00	2.26	-14.65 to -15.38
	2017	417	12.98 to 12.96	5,411	1.85 to 1.00	4.41	3.81 to 3.66

Equity Income Trust Series I(*)	2021	293	85.20 to 45.07	22,537	1.75 to 1.40	1.95	23.67 to 23.24
	2020	314	68.89 to 36.57	19,491	1.75 to 1.40	2.97	-0.39 to -0.74
	2019	345	69.17 to 36.84	21,289	1.75 to 1.40	2.04	24.59 to 24.15
	2018	380	55.52 to 29.68	19,228	1.75 to 1.40	1.82	-10.84 to -11.16
	2017	432	62.27 to 33.40	24,034	1.75 to 1.40	2.22	14.68 to 14.28

Equity Income Trust Series II(*)	2021	481	36.27 to 29.77	18,460	1.90 to 1.00	1.71	23.97 to 22.86
	2020	585	29.52 to 24.02	18,120	1.90 to 1.00	2.75	-0.26 to -1.15
	2019	700	29.86 to 24.08	21,814	1.90 to 1.00	1.94	24.92 to 23.80
	2018	667	24.12 to 19.28	16,696	1.90 to 1.00	1.62	-10.66 to -11.46
	2017	764	27.25 to 21.58	21,572	1.90 to 1.00	2.02	14.85 to 13.83

Financial Industries Trust Series I(*)	2021	25	35.42 to 32.94	865	1.75 to 1.40	0.86	27.90 to 27.45
	2020	25	27.69 to 25.85	678	1.75 to 1.40	1.37	0.75 to 0.39
	2019	26	27.49 to 25.75	691	1.75 to 1.40	4.33	29.96 to 29.50
	2018	27	21.15 to 19.88	554	1.75 to 1.40	1.02	-15.68 to -15.98
	2017	26	25.09 to 23.66	628	1.75 to 1.40	1.19	13.69 to 13.29

Financial Industries Trust Series II(*)	2021	93	34.27 to 32.52	3,314	1.85 to 1.00	0.84	28.09 to 27.01
	2020	96	26.99 to 25.39	2,654	1.85 to 1.00	1.16	0.97 to 0.11
	2019	105	26.96 to 25.15	2,929	1.85 to 1.00	3.79	30.21 to 29.10
	2018	142	20.88 to 19.31	3,059	1.85 to 1.00	1.23	-15.48 to -16.20
	2017	132	24.91 to 22.85	3,373	1.85 to 1.00	0.99	13.88 to 12.92

Fundamental All Cap Core Trust Series II(*)	2021	93	71.64 to 31.08	6,934	1.75 to 1.00	0.00	29.04 to 28.08
	2020	99	59.50 to 55.93	5,705	1.75 to 1.40	0.19	24.88 to 24.45
	2019	111	47.65 to 44.95	5,150	1.75 to 1.40	0.25	34.29 to 33.82
	2018	124	35.48 to 33.59	4,277	1.75 to 1.40	0.20	-14.55 to -14.85
	2017	138	41.52 to 39.45	5,581	1.75 to 1.40	0.55	25.66 to 25.23

Fundamental Large Cap Value Trust Series I(*)	2021	516	42.88 to 27.52	23,498	1.75 to 1.00	0.76	28.67 to 27.71
	2020	559	33.58 to 21.38	19,802	1.75 to 1.00	1.08	10.84 to 10.01
	2019	629	30.52 to 19.29	20,206	1.75 to 1.00	1.15	34.50 to 33.50
	2018	707	22.86 to 14.34	16,974	1.75 to 1.00	1.07	-17.86 to -18.48
	2017	793	28.05 to 17.46	23,259	1.75 to 1.00	1.61	16.27 to 15.40

Fundamental Large Cap Value Trust Series II(*)	2021	598	41.45 to 24.20	24,499	1.85 to 1.00	0.57	28.43 to 27.34
	2020	674	32.55 to 18.85	21,830	1.85 to 1.00	0.88	10.64 to 9.70
	2019	757	29.67 to 17.03	22,347	1.85 to 1.00	0.95	34.24 to 33.11
	2018	887	22.29 to 12.69	19,510	1.85 to 1.00	0.88	-18.06 to -18.76
	2017	975	27.44 to 15.49	26,316	1.85 to 1.00	1.39	16.03 to 15.06

Global Equity Trust Series I(*)	2021(e)	141	24.78 to 24.57	6,607	1.75 to 0.80	0.00	20.34 to 19.20
	2020	152	20.61 to 20.60	5,975	1.75 to 0.80	1.28	5.74 to 4.74
	2019	138	19.68 to 19.48	5,605	1.75 to 0.80	2.11	15.12 to 14.03
	2018	158	17.26 to 16.92	5,577	1.75 to 0.80	1.76	-15.18 to -15.98
	2017	173	20.54 to 19.95	7,176	1.75 to 0.80	1.84	17.93 to 16.82

Global Equity Trust Series II(*)	2021(f)	185	26.68 to 17.81	5,151	1.90 to 1.00	0.00	19.81 to 18.73
	2020	191	22.47 to 14.86	4,440	1.90 to 1.00	1.09	5.36 to 4.41
	2019	221	21.52 to 14.11	4,881	1.90 to 1.00	1.96	14.68 to 13.65
	2018	250	18.93 to 12.30	4,874	1.90 to 1.00	1.55	-15.50 to -16.27
	2017	281	22.61 to 14.56	6,511	1.90 to 1.00	1.70	17.45 to 16.40

Health Sciences Trust Series I(*)	2021	36	121.69 to 113.19	4,222	1.75 to 1.40	0.00	9.65 to 9.26
	2020	37	110.98 to 103.59	3,962	1.75 to 1.40	0.00	25.40 to 24.96
	2019	37	88.50 to 82.90	3,205	1.75 to 1.40	0.00	26.89 to 26.45
	2018	42	69.75 to 65.56	2,824	1.75 to 1.40	0.00	-0.72 to -1.07
	2017	53	70.25 to 66.27	3,629	1.75 to 1.40	0.00	25.74 to 25.30

Health Sciences Trust Series II(*)	2021	83	117.30 to 52.87	9,737	1.90 to 1.00	0.00	9.86 to 8.88
	2020	99	107.73 to 48.13	10,560	1.90 to 1.00	0.00	25.62 to 24.50
	2019	122	86.53 to 38.31	10,454	1.90 to 1.00	0.00	27.12 to 25.98
	2018	148	68.69 to 30.14	10,077	1.90 to 1.00	0.00	-0.48 to -1.38
	2017	165	69.65 to 30.28	11,430	1.90 to 1.00	0.00	25.99 to 24.87

High Yield Trust Series I(*)	2021	47	26.26 to 17.30	1,252	1.75 to 0.80	4.83	4.98 to 3.99
	2020	52	25.25 to 16.48	1,329	1.75 to 0.80	6.33	4.97 to 3.97
	2019	57	24.28 to 15.70	1,402	1.75 to 0.80	5.20	14.74 to 13.66
	2018	66	21.37 to 13.68	1,434	1.75 to 0.80	5.80	-3.79 to -4.70
	2017	73	22.42 to 14.22	1,663	1.75 to 0.80	5.18	6.65 to 5.64

65 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
High Yield Trust Series II(*)	2021	138	$ 29.39 to $ 17.74	$ 3,812	1.90 % to 1.00%	4.63%	4.62 % to 3.68%
	2020	157	28.35 to 16.96	4,220	1.90 to 1.00	5.74	4.61 to 3.67
	2019	186	27.34 to 16.21	4,853	1.90 to 1.00	4.93	14.35 to 13.32
	2018	211	24.33 to 14.18	4,870	1.85 to 1.00	5.55	-4.12 to -4.94
	2017	251	25.39 to 14.79	6,102	1.90 to 1.00	4.94	6.07 to 5.12

International Equity Index Series I(*)	2021	38	19.78 to 19.15	743	1.75 to 1.40	2.71	6.10 to 5.73
	2020	35	18.64 to 18.11	653	1.75 to 1.40	2.47	9.10 to 8.72
	2019	40	17.08 to 16.66	677	1.75 to 1.40	2.54	19.68 to 19.27
	2018	40	14.27 to 13.97	570	1.75 to 1.40	2.32	-15.30 to -15.59
	2017	47	16.85 to 16.55	794	1.75 to 1.40	2.11	25.54 to 25.10

International Equity Index Series II(*)	2021	218	19.65 to 18.63	4,183	1.85 to 1.00	2.35	6.26 to 5.36
	2020	227	18.49 to 17.68	4,123	1.85 to 1.00	2.28	9.37 to 8.45
	2019	249	16.90 to 16.30	4,145	1.85 to 1.00	2.75	19.91 to 18.89
	2018	168	14.10 to 13.71	2,346	1.85 to 1.00	2.08	-15.13 to -15.85
	2017	190	16.61 to 16.29	3,141	1.85 to 1.00	2.04	25.78 to 24.72

International Equity Index Series NAV(*)	2021	68	16.08 to 15.05	1,056	1.85 to 1.40	2.61	6.10 to 5.62
	2020	70	15.15 to 14.25	1,034	1.85 to 1.40	2.43	9.21 to 8.72
	2019	78	13.88 to 13.11	1,057	1.85 to 1.40	2.47	19.75 to 19.22
	2018	85	11.59 to 10.99	963	1.85 to 1.40	2.31	-15.30 to -15.69
	2017	93	13.68 to 13.04	1,244	1.85 to 1.40	2.25	25.68 to 25.12

International Small Company Trust Series I(*)	2021	51	26.10 to 25.01	1,346	1.75 to 1.40	1.25	12.14 to 11.75
	2020	55	23.27 to 22.38	1,290	1.75 to 1.40	2.07	6.86 to 6.48
	2019	62	21.78 to 21.02	1,351	1.75 to 1.40	2.14	20.90 to 20.48
	2018	70	18.01 to 17.45	1,264	1.75 to 1.40	1.24	-21.21 to -21.49
	2017	76	22.86 to 22.22	1,727	1.75 to 1.40	1.40	27.66 to 27.22

International Small Company Trust Series II(*)	2021	117	24.11 to 23.90	2,924	1.85 to 1.00	1.08	12.34 to 11.39
	2020	125	21.65 to 21.27	2,799	1.85 to 1.00	1.94	7.09 to 6.18
	2019	132	20.38 to 19.86	2,785	1.85 to 1.00	1.77	21.14 to 20.11
	2018	149	16.97 to 16.40	2,597	1.85 to 1.00	1.17	-21.07 to -21.74
	2017	165	21.69 to 20.77	3,663	1.85 to 1.00	1.25	27.89 to 26.81

Investment Quality Bond Trust Series I(*)	2021	62	24.44 to 20.01	2,064	1.75 to 0.80	1.99	-2.05 to -2.97
	2020	67	25.19 to 20.43	2,263	1.75 to 0.80	2.18	8.50 to 7.47
	2019	80	23.44 to 18.83	2,426	1.75 to 0.80	2.46	8.49 to 7.47
	2018	92	21.81 to 17.36	2,558	1.75 to 0.80	2.70	-1.61 to -2.55
	2017	99	22.38 to 17.64	2,868	1.75 to 0.80	2.62	3.77 to 2.79

Investment Quality Bond Trust Series II(*)	2021	650	20.70 to 14.67	13,283	1.85 to 1.00	1.81	-2.44 to -3.26
	2020	692	21.40 to 15.03	14,682	1.85 to 1.00	2.15	8.07 to 7.15
	2019	701	19.97 to 13.91	13,847	1.85 to 1.00	2.29	8.06 to 7.15
	2018	708	18.64 to 12.87	12,992	1.85 to 1.00	2.52	-1.92 to -2.75
	2017	791	19.17 to 13.12	14,907	1.85 to 1.00	2.37	3.27 to 2.40

Lifestyle Balanced Portfolio Series I(*)	2021	370	20.80 to 19.27	7,361	1.75 to 0.80	2.48	8.57 to 7.54
	2020	410	19.16 to 17.92	7,564	1.75 to 0.80	2.46	11.79 to 10.73
	2019	475	17.14 to 16.18	7,881	1.75 to 0.80	1.91	16.80 to 15.69
	2018	534	14.68 to 13.98	7,615	1.75 to 0.80	2.12	-5.13 to -6.03
	2017	632	15.47 to 14.88	9,559	1.75 to 0.80	1.99	11.42 to 10.37

Lifestyle Balanced Portfolio Series II(*)	2021	15,915	21.37 to 21.22	321,979	2.00 to 0.35	2.32	8.83 to 7.05
	2020	16,901	19.97 to 19.50	317,208	2.00 to 0.35	2.33	12.07 to 10.23
	2019	18,135	18.11 to 17.40	306,998	2.00 to 0.35	1.68	17.15 to 15.23
	2018	20,727	15.72 to 14.85	302,681	2.00 to 0.35	2.02	-4.96 to -6.52
	2017	23,593	16.82 to 15.63	366,764	2.00 to 0.35	1.94	11.77 to 9.94

Lifestyle Conservative Portfolio Series I(*)	2021	153	17.45 to 16.16	2,558	1.75 to 0.80	3.05	2.14 to 1.18
	2020	149	17.08 to 15.97	2,463	1.75 to 0.80	2.80	9.86 to 8.82
	2019	159	15.55 to 14.68	2,421	1.75 to 0.80	2.10	11.56 to 10.51
	2018	178	13.94 to 13.28	2,460	1.75 to 0.80	2.23	-2.76 to -3.68
	2017	237	14.33 to 13.79	3,367	1.75 to 0.80	2.45	6.11 to 5.11

Lifestyle Conservative Portfolio Series II(*)	2021	3,298	17.78 to 16.68	54,913	2.00 to 0.35	2.58	2.32 to 0.65
	2020	3,650	17.38 to 16.57	60,087	2.00 to 0.35	2.60	10.14 to 8.33
	2019	3,916	15.78 to 15.30	59,144	2.00 to 0.35	1.92	11.83 to 10.00
	2018	4,327	14.11 to 13.91	59,062	2.00 to 0.35	2.16	-2.51 to -4.11
	2017	4,915	14.50 to 14.47	69,706	2.00 to 0.35	2.18	6.37 to 4.63

Lifestyle Growth Portfolio Series I(*)	2021	530	23.28 to 21.56	11,775	1.75 to 0.80	2.36	13.16 to 12.09
	2020	521	20.57 to 19.23	10,301	1.75 to 0.80	2.45	12.67 to 11.60
	2019	565	18.26 to 17.23	9,955	1.75 to 0.80	1.79	20.49 to 19.35
	2018	600	15.15 to 14.44	8,815	1.75 to 0.80	2.13	-6.87 to -7.75
	2017	620	16.27 to 15.65	9,844	1.75 to 0.80	1.82	15.21 to 14.13

66 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
Lifestyle Growth Portfolio Series II(*)	2021	29,673	$ 25.04 to $ 23.76	$ 678,568	2.00 % to 0.35%	2.10%	13.44 % to 11.59%
	2020	31,622	22.44 to 20.94	643,824	2.00 to 0.35	2.22	12.97 to 11.12
	2019	35,216	20.20 to 18.54	641,638	2.00 to 0.35	1.56	20.78 to 18.80
	2018	40,408	17.00 to 15.35	615,237	2.00 to 0.35	1.84	-6.64 to -8.18
	2017	46,204	18.51 to 16.44	763,008	2.00 to 0.35	2.07	15.49 to 13.61

Lifestyle Growth Portfolio Series NAV(*)	2021	7	18.05 to 18.05	133	1.20 to 1.20	2.39	12.77 to 12.77
	2020	8	16.00 to 15.80	123	1.60 to 1.20	1.34	12.28 to 11.83
	2019	19	14.25 to 14.13	263	1.60 to 1.20	1.91	20.07 to 19.59
	2018	19	11.87 to 11.81	225	1.60 to 1.20	2.20	-7.20 to -7.57
	2017	19	12.79 to 12.78	248	1.60 to 1.20	10.67	2.33 to 2.26

Lifestyle Moderate Portfolio Series I(*)	2021	135	19.62 to 18.17	2,532	1.75 to 0.80	2.67	6.39 to 5.39
	2020	140	18.44 to 17.24	2,474	1.75 to 0.80	2.55	11.20 to 10.14
	2019	167	16.59 to 15.66	2,673	1.75 to 0.80	1.96	15.04 to 13.96
	2018	188	14.42 to 13.74	2,620	1.75 to 0.80	2.17	-4.35 to -5.26
	2017	204	15.07 to 14.50	2,998	1.75 to 0.80	2.28	9.55 to 8.52

Lifestyle Moderate Portfolio Series II(*)	2021	5,166	20.03 to 19.86	98,041	2.00 to 0.35	2.42	6.65 to 4.91
	2020	5,526	18.93 to 18.78	99,410	2.00 to 0.35	2.38	11.48 to 9.65
	2019	6,049	17.26 to 16.85	98,685	2.00 to 0.35	1.76	15.31 to 13.43
	2018	6,881	15.22 to 14.61	98,358	2.00 to 0.35	2.05	-4.11 to -5.69
	2017	8,071	16.14 to 15.24	121,951	2.00 to 0.35	1.99	9.89 to 8.10

Managed Volatility Balanced Portfolio Series I(*)	2021	198	25.78 to 23.13	5,948	1.75 to 0.80	2.45	8.89 to 7.86
	2020	222	23.90 to 21.24	6,230	1.75 to 0.80	2.39	1.00 to 0.04
	2019	255	23.89 to 21.03	7,135	1.75 to 0.80	2.01	16.98 to 15.88
	2018	266	20.62 to 17.98	6,385	1.75 to 0.80	2.15	-5.65 to -6.54
	2017	318	22.06 to 19.05	8,081	1.75 to 0.80	2.10	13.23 to 12.16

Managed Volatility Balanced Portfolio Series II(*)	2021	6,676	26.81 to 22.93	165,504	1.90 to 0.35	2.26	9.16 to 7.48
	2020	7,556	24.94 to 21.01	172,334	1.90 to 0.35	2.24	1.20 to -0.37
	2019	8,661	25.03 to 20.76	198,055	1.90 to 0.35	1.74	17.32 to 15.51
	2018	10,029	21.67 to 17.69	197,038	1.90 to 0.35	1.99	-5.37 to -6.83
	2017	11,513	23.26 to 18.70	241,590	1.90 to 0.35	1.95	13.43 to 11.69

Managed Volatility Conservative Portfolio Series I(*)	2021	38	24.76 to 20.91	1,210	1.75 to 0.80	2.99	2.65 to 1.68
	2020	45	24.35 to 20.37	1,395	1.75 to 0.80	2.70	2.57 to 1.60
	2019	55	23.96 to 19.86	1,668	1.75 to 0.80	2.34	12.48 to 11.42
	2018	58	21.51 to 17.66	1,532	1.75 to 0.80	2.44	-2.96 to -3.89
	2017	67	22.38 to 18.19	1,870	1.75 to 0.80	2.27	6.96 to 5.95

Managed Volatility Conservative Portfolio Series II(*)	2021	1,663	22.13 to 21.26	34,213	1.90 to 0.35	2.75	2.95 to 1.36
	2020	1,910	21.83 to 20.65	38,661	1.90 to 0.35	2.70	2.77 to 1.19
	2019	2,165	21.57 to 20.09	43,186	1.90 to 0.35	2.18	12.78 to 11.05
	2018	2,410	19.43 to 17.82	43,187	1.90 to 0.35	2.25	-2.74 to -4.24
	2017	2,898	20.29 to 18.32	54,208	1.90 to 0.35	2.22	7.29 to 5.65

Managed Volatility Growth Portfolio Series I(*)	2021	133	23.92 to 23.00	3,850	1.75 to 0.80	2.21	11.92 to 10.87
	2020	135	21.58 to 20.55	3,544	1.75 to 0.80	2.06	-2.21 to -3.13
	2019	154	22.27 to 21.02	4,177	1.75 to 0.80	1.74	18.60 to 17.48
	2018	165	18.96 to 17.72	3,775	1.75 to 0.80	2.05	-7.29 to -8.17
	2017	180	20.65 to 19.11	4,519	1.75 to 0.80	1.96	17.65 to 16.54

Managed Volatility Growth Portfolio Series II(*)	2021	7,440	22.66 to 19.26	189,439	2.00 to 0.35	1.96	12.18 to 10.35
	2020	8,217	20.20 to 17.46	187,777	2.00 to 0.35	1.90	-1.95 to -3.56
	2019	9,391	20.60 to 18.10	221,165	2.00 to 0.35	1.50	18.90 to 16.95
	2018	10,851	17.33 to 15.48	216,439	2.00 to 0.35	1.83	-7.03 to -8.56
	2017	12,507	18.63 to 16.93	270,531	2.00 to 0.35	1.76	17.94 to 16.01

Managed Volatility Moderate Portfolio Series I(*)	2021	78	26.66 to 23.63	2,589	1.75 to 0.80	2.68	7.04 to 6.02
	2020	85	25.14 to 22.07	2,625	1.75 to 0.80	2.68	2.49 to 1.52
	2019	91	24.77 to 21.54	2,757	1.75 to 0.80	2.06	15.79 to 14.70
	2018	107	21.59 to 18.60	2,867	1.75 to 0.80	2.21	-4.76 to -5.66
	2017	138	22.89 to 19.53	3,901	1.75 to 0.80	2.44	10.99 to 9.94

Managed Volatility Moderate Portfolio Series II(*)	2021	2,656	25.81 to 23.74	61,983	1.90 to 0.35	2.47	7.38 to 5.73
	2020	3,016	24.41 to 22.11	66,826	1.90 to 0.35	2.46	2.69 to 1.11
	2019	3,418	31.18 to 24.14	74,347	1.90 to 0.45	1.84	15.90 to 14.24
	2018	4,000	26.90 to 21.13	75,444	1.90 to 0.45	2.14	-4.56 to -5.94
	2017	4,551	28.18 to 22.47	91,351	1.90 to 0.45	2.00	11.15 to 9.56

Mid Cap Growth Trust Series I(*)	2021 (g)	127	71.43 to 56.16	9,210	1.75 to 0.80	0.00	2.71 to 1.74
	2020	133	70.21 to 54.68	9,467	1.75 to 0.80	0.00	64.07 to 62.52
	2019	153	43.20 to 33.33	6,668	1.75 to 0.80	0.00	33.45 to 32.19
	2018	175	32.68 to 24.97	5,763	1.75 to 0.80	0.00	-2.35 to -3.28
	2017	193	33.79 to 25.57	6,549	1.75 to 0.80	0.00	27.52 to 26.32

67 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
Mid Cap Growth Trust Series II(*)	2021 (h)	162	$ 82.91 to $ 51.28	$ 14,000	1.90 % to 1.00%	0.00	2.27 % to 1.36%
	2020	179	81.80 to 50.14	15,173	1.90 to 1.00	0.00	63.37 to 61.91
	2019	218	50.52 to 30.69	11,414	1.90 to 1.00	0.00	32.91 to 31.72
	2018	250	38.35 to 23.09	9,878	1.90 to 1.00	0.00	-2.69 to -3.57
	2017	294	39.77 to 23.73	11,993	1.90 to 1.00	0.00	26.99 to 25.85

Mid Cap Index Trust Series I(*)	2021	78	60.94 to 52.74	5,066	1.75 to 0.80	0.88	23.22 to 22.06
	2020	85	49.93 to 42.80	4,507	1.75 to 0.80	1.56	12.31 to 11.25
	2019	95	44.88 to 38.11	4,526	1.75 to 0.80	1.11	24.59 to 23.41
	2018	110	36.37 to 30.59	4,204	1.75 to 0.80	1.09	-12.17 to -13.00
	2017	120	41.80 to 34.82	5,263	1.75 to 0.80	0.76	14.89 to 13.81

Mid Cap Index Trust Series II(*)	2021	191	54.03 to 35.24	10,557	1.85 to 1.00	0.66	22.72 to 21.69
	2020	218	44.40 to 28.72	9,841	1.85 to 1.00	1.40	11.85 to 10.90
	2019	240	40.04 to 25.67	9,779	1.85 to 1.00	0.93	24.19 to 23.13
	2018	263	32.52 to 20.67	8,679	1.85 to 1.00	0.87	-12.54 to -13.29
	2017	300	37.50 to 23.64	11,428	1.85 to 1.00	0.29	14.36 to 13.40

Mid Value Trust Series I(*)	2021	38	47.62 to 44.92	1,769	1.75 to 1.40	0.95	22.61 to 22.18
	2020	40	38.84 to 36.76	1,556	1.75 to 1.40	1.64	8.07 to 7.69
	2019	47	35.94 to 34.14	1,657	1.75 to 1.40	1.03	17.88 to 17.46
	2018	65	30.49 to 29.06	1,952	1.75 to 1.40	0.71	-12.09 to -12.40
	2017	93	34.68 to 33.18	3,176	1.75 to 1.40	0.97	9.89 to 9.50

Mid Value Trust Series II(*)	2021	160	43.06 to 20.17	7,234	1.85 to 1.35	0.79	22.43 to 21.82
	2020	173	35.35 to 16.47	6,389	1.85 to 1.35	1.46	7.91 to 7.37
	2019	204	32.92 to 15.27	7,000	1.85 to 1.35	0.89	17.56 to 16.97
	2018	223	28.15 to 12.99	6,497	1.85 to 1.35	0.56	-12.13 to -12.57
	2017	259	32.19 to 14.78	8,621	1.85 to 1.35	0.76	9.17 to 6.69

Money Market Trust Series I(*)	2021	104	11.56 to 11.19	1,500	1.75 to 1.00	0.00	-0.99 to -1.73
	2020	109	11.68 to 11.39	1,598	1.75 to 1.00	0.32	-0.69 to -1.44
	2019	116	11.76 to 11.56	1,724	1.75 to 1.00	1.93	0.92 to 0.17
	2018	131	11.65 to 11.54	1,934	1.75 to 1.00	1.52	0.53 to -0.23
	2017	148	11.59 to 11.56	2,182	1.75 to 1.00	0.58	-0.41 to -1.15

Money Market Trust Series II(*)	2021	607	11.84 to 10.38	6,724	1.85 to 1.00	0.00	-0.99 to -1.83
	2020	717	11.96 to 10.58	8,081	1.85 to 1.00	0.25	-0.76 to -1.60
	2019	791	12.05 to 10.75	9,012	1.85 to 1.00	1.73	0.72 to -0.13
	2018	904	11.97 to 10.68	10,258	1.90 to 1.00	1.31	0.32 to -0.58
	2017	1,128	11.93 to 10.74	12,796	1.90 to 1.00	0.38	-0.61 to -1.49

Money Market Trust Series NAV(*)	2021	44	12.09 to 11.85	530	1.75 to 1.40	0.00	-1.39 to -1.73
	2020	47	12.26 to 12.06	574	1.75 to 1.40	0.35	-1.07 to -1.42
	2019	55	12.39 to 12.24	675	1.75 to 1.40	2.00	0.57 to 0.22
	2018	74	12.32 to 12.21	902	1.75 to 1.40	1.58	0.17 to -0.18
	2017	83	12.30 to 12.23	1,023	1.75 to 1.40	0.63	-0.75 to -1.10

Opportunistic Fixed Income Trust Series I(*)	2021	31	42.00 to 25.51	1,251	1.75 to 1.40	2.70	-3.38 to -3.72
	2020	35	43.47 to 26.50	1,446	1.75 to 1.40	3.96	12.21 to 11.81
	2019	36	38.74 to 23.70	1,331	1.75 to 1.40	6.42	4.90 to 4.53
	2018	39	36.93 to 22.67	1,356	1.75 to 1.40	2.70	-3.27 to -3.61
	2017	43	38.18 to 23.52	1,540	1.75 to 1.40	2.28	7.25 to 6.87

Opportunistic Fixed Income Trust Series II(*)	2021	285	22.72 to 13.51	6,160	1.90 to 1.00	2.61	-3.23 to -4.10
	2020	285	23.69 to 13.96	6,430	1.90 to 1.00	3.67	12.50 to 11.49
	2019	321	21.25 to 12.41	6,506	1.90 to 1.00	6.18	5.03 to 4.09
	2018	346	20.42 to 11.82	6,767	1.90 to 1.00	2.67	-3.01 to -3.89
	2017	411	21.24 to 12.18	8,260	1.90 to 1.00	1.92	7.40 to 6.45

PIMCO All Asset	2021	33	26.51 to 24.48	861	1.85 to 1.40	10.61	14.29 to 13.78
	2020	39	23.20 to 21.52	895	1.85 to 1.40	4.66	6.24 to 5.76
	2019	42	21.83 to 20.35	917	1.85 to 1.40	2.59	9.89 to 9.40
	2018	49	19.87 to 18.60	980	1.85 to 1.40	2.68	-6.91 to -7.33
	2017	69	21.34 to 20.07	1,459	1.85 to 1.40	4.27	11.62 to 11.12

Real Estate Securities Trust Series I(*)	2021	20	90.83 to 82.78	1,775	1.75 to 1.40	1.48	44.75 to 44.24
	2020	21	62.75 to 57.39	1,302	1.75 to 1.40	1.87	-6.96 to -7.28
	2019	26	67.44 to 61.89	1,745	1.75 to 1.40	2.10	27.60 to 27.16
	2018	29	52.85 to 48.67	1,524	1.75 to 1.40	1.65	-4.81 to -5.15
	2017	38	55.52 to 51.32	2,076	1.75 to 1.40	0.52	4.76 to 4.40

Real Estate Securities Trust Series II(*)	2021	96	66.57 to 30.58	6,259	1.85 to 1.00	1.24	45.01 to 43.78
	2020	112	46.30 to 21.09	5,048	1.85 to 1.00	1.81	-6.74 to -7.53
	2019	120	50.07 to 22.61	5,862	1.85 to 1.00	1.88	27.80 to 26.72
	2018	134	39.51 to 17.70	5,149	1.85 to 1.00	1.61	-4.61 to -5.42
	2017	159	41.77 to 18.55	6,455	1.85 to 1.00	0.34	5.00 to 4.12

68 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
Science & Technology Trust Series I(*)	2021	138	$ 89.93 to $ 29.99	$ 9,875	1.75 % to 1.40%	0.00	7.02 % to 6.65%
	2020	160	84.03 to 28.12	10,544	1.75 to 1.40	0.00	55.26 to 54.72
	2019	175	54.12 to 18.18	7,521	1.75 to 1.40	0.12	36.14 to 35.66
	2018	193	39.75 to 13.40	6,137	1.75 to 1.40	0.00	-2.00 to -2.34
	2017	205	40.56 to 13.72	6,883	1.75 to 1.40	0.05	39.18 to 38.69

Science & Technology Trust Series II(*)	2021	141	87.81 to 70.88	12,813	1.90 to 1.00	0.00	7.23 to 6.27
	2020	140	82.63 to 66.10	11,798	1.90 to 1.00	0.00	55.59 to 54.19
	2019	162	53.59 to 42.48	8,831	1.90 to 1.00	0.00	36.37 to 35.15
	2018	172	39.65 to 31.15	6,953	1.90 to 1.00	0.00	-1.78 to -2.66
	2017	206	40.74 to 31.72	8,591	1.90 to 1.00	0.00	39.42 to 38.17

Select Bond Trust Series I(*)	2021	36	16.09 to 14.91	571	1.55 to 0.80	2.84	-1.98 to -2.72
	2020	34	16.42 to 15.33	548	1.55 to 0.80	2.47	8.21 to 7.40
	2019	48	15.17 to 14.27	725	1.55 to 0.80	2.52	8.08 to 7.27
	2018	52	14.04 to 13.30	716	1.55 to 0.80	2.79	-1.23 to -1.97
	2017	56	14.21 to 13.57	790	1.55 to 0.80	2.66	2.85 to 2.08

Select Bond Trust Series II(*)	2021	3,830	14.57 to 13.43	55,384	2.00 to 1.00	2.59	-2.37 to -3.35
	2020	3,867	14.93 to 13.89	57,592	2.00 to 1.00	2.85	7.77 to 6.70
	2019	3,893	13.85 to 13.02	54,109	2.00 to 1.00	2.36	7.65 to 6.58
	2018	4,424	12.87 to 12.22	57,517	2.00 to 1.00	2.56	-1.62 to -2.61
	2017	4,728	13.08 to 12.54	62,754	2.00 to 1.00	2.56	2.43 to 1.42

Short Term Government Income Trust Series I(*)	2021	176	12.20 to 11.71	2,114	1.75 to 1.40	1.70	-2.96 to -3.29
	2020	189	12.57 to 12.11	2,348	1.75 to 1.40	1.72	2.15 to 1.79
	2019	177	12.31 to 11.90	2,153	1.75 to 1.40	1.63	1.95 to 1.59
	2018	200	12.07 to 11.71	2,386	1.75 to 1.40	1.99	-0.57 to -0.92
	2017	218	12.14 to 11.82	2,616	1.75 to 1.40	1.32	-0.83 to -1.17

Short Term Government Income Trust Series II(*)	2021	359	12.15 to 11.31	4,168	1.85 to 1.00	1.42	-2.76 to -3.58
	2020	406	12.49 to 11.73	4,908	1.85 to 1.00	1.67	2.36 to 1.49
	2019	236	12.20 to 11.56	2,787	1.85 to 1.00	1.38	2.15 to 1.29
	2018	327	11.95 to 11.41	3,814	1.85 to 1.00	1.78	-0.37 to -1.22
	2017	349	11.99 to 11.55	4,108	1.85 to 1.00	1.13	-0.63 to -1.47

Small Cap Index Trust Series I(*)	2021	6	47.96 to 45.89	274	1.75 to 1.40	0.60	12.90 to 12.50
	2020	5	42.48 to 40.79	228	1.75 to 1.40	1.37	17.63 to 17.21
	2019	7	36.12 to 34.80	245	1.75 to 1.40	1.02	23.31 to 22.87
	2018	6	29.29 to 28.32	170	1.75 to 1.40	0.92	-12.66 to -12.97
	2017	7	33.54 to 32.54	228	1.75 to 1.40	0.44	12.80 to 12.41

Small Cap Index Trust Series II(*)	2021	130	44.68 to 22.71	6,132	1.85 to 1.00	0.38	13.11 to 12.16
	2020	134	43.32 to 39.83	5,655	1.85 to 1.40	1.23	17.39 to 16.87
	2019	145	36.90 to 34.08	5,222	1.85 to 1.40	0.77	23.04 to 22.49
	2018	163	29.99 to 27.83	4,805	1.85 to 1.40	0.71	-12.79 to -13.18
	2017	184	34.39 to 32.05	6,203	1.85 to 1.40	0.25	12.60 to 12.09

Small Cap Opportunities Trust Series I(*)	2021	49	59.35 to 55.60	2,885	1.75 to 1.40	0.48	29.28 to 28.82
	2020	51	45.91 to 43.16	2,339	1.75 to 1.40	0.71	8.35 to 7.97
	2019	54	42.37 to 39.97	2,263	1.75 to 1.40	0.39	23.79 to 23.36
	2018	66	34.23 to 32.40	2,249	1.75 to 1.40	0.41	-15.05 to -15.35
	2017	74	40.29 to 38.28	2,949	1.75 to 1.40	0.42	9.53 to 9.15

Small Cap Opportunities Trust Series II(*)	2021	123	52.77 to 32.53	6,871	1.85 to 1.00	0.31	29.55 to 28.45
	2020	131	41.08 to 25.11	5,697	1.85 to 1.00	0.54	8.56 to 7.64
	2019	140	38.17 to 23.13	5,634	1.85 to 1.00	0.16	24.01 to 22.96
	2018	166	31.04 to 18.65	5,417	1.85 to 1.00	0.24	-14.88 to -15.61
	2017	175	36.78 to 21.91	6,718	1.85 to 1.00	0.24	9.76 to 8.84

Small Cap Stock Trust Series II(*)	2021	61	57.53 to 42.54	3,494	1.90 to 1.00	0.00	0.05 to -0.85
	2020	70	58.02 to 42.52	4,002	1.90 to 1.00	0.00	49.72 to 48.38
	2019	73	39.10 to 28.40	2,832	1.90 to 1.00	0.00	36.37 to 35.15
	2018	80	28.93 to 20.82	2,291	1.90 to 1.00	0.00	-6.39 to -7.23
	2017	95	31.19 to 22.25	2,919	1.90 to 1.00	0.00	25.02 to 23.91

Small Cap Value Trust Series II(*)	2021	61	38.84 to 27.04	2,407	1.85 to 1.00	0.33	24.72 to 23.66
	2020	69	31.41 to 21.68	2,185	1.85 to 1.00	0.85	-7.88 to -8.66
	2019	80	34.39 to 23.53	2,777	1.85 to 1.00	0.37	25.08 to 24.02
	2018	88	27.73 to 18.82	2,458	1.85 to 1.00	0.47	-13.53 to -14.27
	2017	93	32.34 to 21.76	3,022	1.85 to 1.00	0.69	2.47 to 1.61

Small Company Value Trust Series I(*)	2021	37	66.40 to 66.25	2,454	1.75 to 1.40	0.31	21.00 to 20.57
	2020	40	54.95 to 54.88	2,196	1.75 to 1.40	0.29	7.72 to 7.34
	2019	45	51.19 to 50.94	2,308	1.75 to 1.40	0.83	23.78 to 23.35
	2018	56	41.50 to 41.15	2,294	1.75 to 1.40	0.37	-14.16 to -14.46
	2017	63	48.52 to 47.94	3,016	1.75 to 1.40	0.23	9.95 to 9.56

69 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
Small Company Value Trust Series II(*)	2021	131	$ 49.48 to $ 31.22	$ 7,007	1.85 % to 1.00%	0.13%	21.29 % to 20.27%
	2020	154	41.14 to 25.74	6,772	1.85 to 1.00	0.11	7.98 to 7.07
	2019	176	38.42 to 23.84	7,182	1.85 to 1.00	0.67	23.97 to 22.92
	2018	189	31.26 to 19.23	6,258	1.85 to 1.00	0.17	-13.96 to -14.69
	2017	225	36.64 to 22.35	8,695	1.85 to 1.00	0.21	10.15 to 9.22

Strategic Income Opportunities Trust Series I(*)	2021	86	25.80 to 24.25	2,243	1.75 to 1.40	3.34	-0.50 to -0.85
	2020	95	25.93 to 24.46	2,455	1.75 to 1.40	1.63	7.08 to 6.71
	2019	104	24.22 to 22.92	2,504	1.75 to 1.40	2.65	9.37 to 8.98
	2018	124	22.14 to 21.03	2,735	1.75 to 1.40	3.70	-6.36 to -6.69
	2017	139	23.65 to 22.54	3,284	1.75 to 1.40	3.08	4.13 to 3.76

Strategic Income Opportunities Trust Series II(*)	2021	182	23.31 to 16.01	4,487	1.85 to 1.00	3.07	-0.30 to -1.15
	2020	192	23.58 to 16.06	4,765	1.85 to 1.00	1.39	7.28 to 6.37
	2019	221	22.16 to 14.97	5,150	1.85 to 1.00	2.48	9.65 to 8.72
	2018	248	20.39 to 13.65	5,282	1.85 to 1.00	3.52	-6.23 to -7.03
	2017	280	21.93 to 14.56	6,403	1.85 to 1.00	2.80	4.32 to 3.44

Total Bond Market Series Trust NAV(*)	2021	49	14.52 to 13.55	701	1.55 to 0.80	2.34	-2.64 to -3.37
	2020	46	14.91 to 14.02	671	1.55 to 0.80	1.91	6.53 to 5.73
	2019	64	14.00 to 13.26	880	1.55 to 0.80	2.28	7.44 to 6.63
	2018	67	13.03 to 12.44	861	1.55 to 0.80	2.73	-1.04 to -1.79
	2017	73	13.17 to 12.67	956	1.55 to 0.80	2.78	2.52 to 1.75

Total Bond Market Trust Series II(*)	2021	444	13.88 to 12.83	5,935	1.90 to 1.00	2.41	-3.07 to -3.94
	2020	358	14.32 to 13.35	4,927	1.90 to 1.00	2.16	6.04 to 5.09
	2019	336	13.51 to 12.71	4,371	1.90 to 1.00	2.37	6.95 to 5.99
	2018	243	12.63 to 11.99	2,969	1.90 to 1.00	2.35	-1.49 to -2.38
	2017	238	12.82 to 12.28	2,967	1.90 to 1.00	2.49	2.06 to 1.15

Total Stock Market Index Trust Series I(*)	2021	102	43.97 to 42.01	4,461	1.75 to 1.40	1.07	22.72 to 22.29
	2020	110	35.83 to 34.35	3,914	1.75 to 1.40	1.71	19.75 to 19.33
	2019	123	29.92 to 28.79	3,641	1.75 to 1.40	1.55	27.83 to 27.38
	2018	134	23.41 to 22.60	3,119	1.75 to 1.40	1.16	-7.02 to -7.35
	2017	144	25.18 to 24.39	3,609	1.75 to 1.40	1.81	18.92 to 18.50

Total Stock Market Index Trust Series II(*)	2021	133	52.47 to 27.11	7,275	1.85 to 1.35	0.90	22.53 to 21.92
	2020	141	43.04 to 22.12	6,301	1.85 to 1.35	1.58	19.56 to 18.96
	2019	145	36.18 to 18.71	5,452	1.85 to 1.00	1.33	28.12 to 27.03
	2018	176	28.48 to 14.61	5,172	1.85 to 1.00	0.94	-6.86 to -7.65
	2017	196	30.84 to 15.62	6,289	1.85 to 1.35	1.20	18.13 to 12.75

Ultra Short Term Bond Trust Series II(*)	2021	1,440	11.97 to 10.63	15,993	2.00 to 1.00	1.58	-1.65 to -2.63
	2020	1,924	12.75 to 10.92	21,857	2.00 to 0.35	1.97	0.92 to -0.73
	2019	1,560	12.63 to 11.00	17,870	2.00 to 0.35	1.72	2.55 to 0.88
	2018	1,480	11.91 to 10.90	16,784	2.00 to 1.00	1.57	0.18 to -0.82
	2017	1,588	11.89 to 10.99	18,057	2.00 to 1.00	1.34	-0.54 to -1.53

70 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7.	Unit Values (continued):

(*) Sub-account that invests in affiliated Trust .

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)  These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “ Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest .

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Port folio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account . The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e) Renamed on April 1, 2021. Previously known as Global Trust Series I.

(f) Renamed on April 1, 2021. Previously known as Global Trust Series II.

(g) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series I.

(h) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series II.

71 of 72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 0.35% and 2.00% of net assets of the sub-account depending on the type of contract. In addition, annual contract charg es of up to $30 per policy are made through redemption of units.

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